As filed with the SEC on April 27, 2007
Registration No. 333-127346
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 2	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 23	[ X ]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
JON J. SKILLMAN
President
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP 1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
_________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2007, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Exhibit Index Appears on Page __

Prospectus

Personal Retirement Annuity

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("EFILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of a single individual or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 52 variable subaccounts (the "Investment Options") of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"). Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR. Other funds are managed or sub-advised by Geode Capital Management, LLC ("Geode"), J. P. Morgan Investment Management, Inc. ("J.P. Morgan"), Lazard Asset Management, LLC ("Lazard"), Morgan Stanley Investment Management Inc. ("Morgan Stanley") and OppenheimerFunds, Inc. ("Oppenheimer").

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2007. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US 1-800-544-2442

Date: April 30, 2007

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Prospectus Contents

Glossary	iii
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Making Exchanges Among Investment Options	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Systematic Withdrawal Program	<Click Here>
Postponement of Payment	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose a Short-Term Redemption Fee	<Click Here>
Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death	<Click Here>
Required Distributions On Death of Owner	<Click Here>
Annuity Date	<Click Here>
Annuity Income	<Click Here>
Contracts Owned by Trusts	<Click Here>
Contracts Owned Under UGMA/UTMA Arrangements	<Click Here>
Reports to Owners	<Click Here>
Tax Considerations	<Click Here>
Other Contract Provisions
Selling the Contracts	<Click Here>
Automatic Annuity Builder	<Click Here>
Dollar Cost Averaging	<Click Here>
Automatic Rebalancing	<Click Here>
Special Provisions For Sales Under Sponsored Arrangements	<Click Here>
More About The Investment Options And The Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Table of Accumulation Unit Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the month following the oldest Owner's 90th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive proceeds from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by revocable grantor trusts, the Annuitant must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 52 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $5,000. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $5,000.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose, any Fund short-term redemption fees, and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. We have the right to cancel your Contract if all of the following conditions exist at the same time: (1) no Purchase Payments have been made during the previous 36 months; (2) the total Purchase Payments credited to the Contract minus total withdrawals are less than $2,000; and (3) the Contract Value is less than $2,000. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum.

Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

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Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions On Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the month following his or her 90th birthday. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the following charges in connection with the Contracts.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%.

(3) Premium Taxes. We impose a charge equal to any premium taxes we are required to pay. Generally we impose the charge at the time we are required to pay the tax. In most states the charge is imposed on the Annuity Date. In some states it is imposed when Purchase Payments are made. See Charges.

(4) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(5) Charges for Fund Short-Term Redemption Fees. Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

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(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Taxes.

For further information about fees and expenses generally, See Charges.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Period

When this Contract is issued, you have 10 days after You receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, including any fees and charges, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used. See Free Look Privilege.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00A

A Although we do not currently intend to charge for Exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk Charge	0.20%
Administrative Charge	0.05%
Total Separate Account Annual Fees	0.25%

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.70%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

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For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee". The annual operating expenses provided are based on estimated expenses.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

1 year	3 years	5 years	10 years
$ 198	$ 612	$ 1,052	$ 2,275

Facts About Empire Fidelity Investments Life, The Variable Account, And The Funds

 EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI appear in the Statement of Additional Information ("SAI").

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THE FUNDS

There are currently 52 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option, except for VIP Index 500, invests in Investor Class shares of each Fund. VIP Index 500 invests in Initial Class shares of VIP Index 500 fund.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity Strategic Advisers Mid Cap Value Portfolio	Seeks long-term growth of capital	Strategic Advisers®, Inc./J.P. Morgan Investment Management, Inc.
Fidelity Strategic Advisers Small Cap Portfolio	Seeks capital appreciation	Strategic Advisers®, Inc./OppenheimerFunds, Inc.
Fidelity VIP Aggressive Growth Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Asset ManagerSM Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks both income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio[1]	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio[2]	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP FundsManagerSM 20% Portfolio	Seeks high current income, and as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManagerSM 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManagerSM 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManagerSM 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio[3]	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Investor Freedom® 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom IncomeSM Portfolio	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers®, Inc.
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio[4]	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
LAZARD
Lazard Retirement Emerging Markets	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Investment Management Inc.
Morgan Stanley International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Investment Management Inc.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442.

1 Formerly known as Fidelity VIP Consumer Industries.

2 Formerly known as Fidelity VIP Natural Resources.

3 Formerly known as Fidelity VIP Cyclical Industries.

4 Formerly known as Fidelity VIP Telecommunications & Utilities Growth.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $5,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $5,000. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the Annuitant must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant must be age 85 or younger.

PRA

  Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0051. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

  Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder.

You may make a telephone, mail or Internet request to make an additional Purchase Payment of $100,000 or less by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments account. You may also move money from your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal Program or Automatic Annuity Builder. See Systematic Withdrawal Program and Automatic Annuity Builder. To make an additional Purchase Payment of more than $100,000 from another account you must do so in writing. Any account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FREE LOOK PRIVILEGE

When this Contract is issued, you have 10 days after you receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, including any fees and charges, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used.

PRA

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application. Depending on the state in which your Contract is delivered, amounts may be invested solely in the Money Market Investment Option for a short period of time after the Contract Date. Then we will transfer to the other Investment Options in accordance with your most recent allocation instructions. See Free Look Privilege above.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. You will be notified in the case of incomplete or unclear instructions and we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within fifteen calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by providing instructions to the Annuity Service Center. We do not accept instructions by fax or electronic mail.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

PRA

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise this right only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectus for specific information about the Funds' short-term trading policies and risks.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

PRA

Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld and any applicable Fund short-term redemption fee. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

PRA

You may request partial withdrawals by providing instructions to the Annuity Service Center.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program or Automatic Annuity Builder. All Owners must also appear as owners of the Fidelity Investments account or bank account.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld and any applicable Fund short-term redemption fee.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with EFILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to Fund short-term redemption fees and federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. Payments delayed for 10 days or longer will be credited with interest at a rate at least equal to the minimum rate required by applicable law.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership;

2. Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

PRA

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax before the Annuity Date. In these states the premium tax applies to each Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(4) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5) Fund Short-Term Redemption Fees and Expenses. Twelve Investment Options invest in Funds that impose a short-term redemption fee. See Certain Portfolios Impose a Short-Term Redemption Fee. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets. In addition, the Funds are subject to investment management fees and other expenses. See the prospectuses for the Funds for discussions of their expenses and fees.

(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Tax Status.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Twelve Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that we pay are retained by the Funds and are part of the Funds' assets. The twelve Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner who chooses to redeem an interest in an Investment Option that invests in a Fund that charges a redemption fee will be subject to a 1.0% Fund short-term redemption fee if and to the extent the interest in the Investment Option has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Investment Option occurs when you withdraw money from your Contract from that Investment Option or transfer from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58, you redeem 50 units from the Investment Option, when the value of those units is $500.

The fee applies to the entire amount redeemed. The fee is $5 (1% of $500).

PRA

Example 2: On Day One, you purchase 100 units in an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 58 are redeemed. The 100 units purchase on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 58 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 each), so the fee is $2.50 (1% of $250).

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner.

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 90th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date.

Before the Annuity Date you may withdraw all (but not a part) of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

PRA

The first monthly annuity income payment will be made on the Annuity Date. We will determine the amount of monthly annuity income based upon the age(s) and sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a) The guaranteed annuity income purchase rates set forth in your Contract; and

(b) The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes and any applicable Fund short-term redemption fees.

  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts and charitable remainder trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, the grantor of the trust must be the sole Annuitant, and the Annuitant may not be changed, although an additional Annuitant may be added at the Annuity Date. The Annuity Date will be the first day of the first calendar month after the grantor's 90th birthday, or an earlier date chosen by the Owner. The trust must be the sole Beneficiary. Also, we will require a representation from the grantor that the trust is either for the sole benefit of the grantor/Annuitant or a charitable remainder trust established under the Internal Revenue Service code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

PRA

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after fifteen calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

TAX CONSIDERATIONS

  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

Taxation of Non-Qualified Annuities in General

  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

PRA

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the sole grantor annuitant (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")) and to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements. See Federal Income Tax Withholding.

  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. See Federal Income Tax Withholding.

PRA

  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2) if distributed under an Annuity Income Option, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2) if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. See Federal Income Tax Withholding.

  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1) is made on or after the taxpayer attains age 59½;

(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3) is attributable to the Owner's becoming disabled (as defined in the tax law);

(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5) is made under an immediate annuity contract (as defined in the tax law); or

(6) satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59½.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all (but not part) of your Contract Value for any immediate annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

You may be able to add a second Owner in certain circumstances. See Other Contract Provisions. There may be special income tax issues if you add a second Owner who is not your spouse. You should consult your tax advisor before adding a second Owner.

PRA

  Transfer of a Contract to or from a Revocable Grantor Trust or a Charitable Remainder Trust

A Contract owned by a revocable grantor trust may be transferred to the grantor. A Contract owned by one individual may be transferred to either a revocable grantor trust of which the individual is the grantor or to a charitable remainder trust. See Other Contract Provisions. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.

  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59½ , even if the custodian is 59½ or older.

  EFILI's Tax Status

EFILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1. Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin.

If you are the only Owner when your Contract is issued, you may later add a second Owner. You may not add a second Owner if the Owner is a trust, or the Contract is held under a UGMA or UTMA arrangement. You may not remove an Owner unless the Owner is a spouse.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) name a second Owner (subject to the limitations in the previous paragraph) if the Contract has only one Owner; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

PRA

2. Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant may not be changed and no Annuitant may be added until the annuity date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

For a Contract owned by a trust, the trust must be named as the sole Beneficiary.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4. Assignment. The Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a Contract owned by a revocable grantor trust may be transferred to the grantor; and (c) a Contract owned by one individual may be transferred to either a revocable grantor trust or a charitable remainder trust of which the individual is the grantor.

PRA

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6. Notification of Death. If there are two Owners, the survivor is responsible for informing us of the other Owner's death. Both owners are responsible for notifying us of the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR Corp., our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay FIA first year sales compensation of not more than 3% of Purchase Payments received.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

PRA

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

Please note that Automatic Rebalancing may result in a Fund short-term redemption fee. For more details about this fee, including a list of the Funds that impose it, please see Certain Portfolios Impose a Short-Term Redemption Fee.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

More About The Investment Options And The Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

PRA

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.25%.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we will do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

PRA

Appendix A: Table of Accumulation Unit Values

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Fidelity VIP Aggressive Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.29	 11.13	 27,108
2005	9.55	10.29	820

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.22	 10.93	 156,502
2005	9.87	10.22	26,998

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.24	 10.90	 55,811
2005	9.82	10.24	13,935

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.43	 11.60	 638,659
2005	9.80	10.43	67,011

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.06	 11.30	 14,370
2005	9.48	10.06	2,487

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.67	 11.88	 1,693,574
2005	9.98	10.67	294,926

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	10.00	10.14	92,747

* Period from 5/01/2006 to 12/31/2006

PRA

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.92	 12.40	 136,292
2005	10.05	10.92	2,490

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.92	 12.71	 212,552
2005	10.05	10.92	47,777

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.25	 12.28	 941,683
2005	9.73	10.25	200,358

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.71	 12.40	 87,694
2005	10.05	10.71	12,780

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	10.00	10.45	239,659

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	10.00	10.59	1,532,122

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	10.00	10.68	1,473,869

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	10.00	10.70	550,682

* Period from 5/01/2006 to 12/31/2006

PRA

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.27	 10.93	 377,392
2005	9.69	10.27	93,852

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.50	 11.83	 126,379
2005	9.94	10.50	18,298

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.63	 11.16	 41,383
2005	9.86	10.63	4,036

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.32	 10.39	 9,000
2005	9.68	10.32	3,737

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.38	 10.99	 102,064
2005	9.83	10.38	27,100

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.12	 11.23	 402,175
2005	9.95	10.12	85,326

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.18	 11.75	 819,948
2005	9.74	10.18	191,759

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.50	 12.09	 74,720
2005	9.58	10.50	3,392

PRA

Fidelity VIP International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.77	 12.28	 182,411
2005	9.60	10.77	38,690

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.05	 10.46	 754,635
2005	9.92	10.05	166,595

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.24	 11.21	 38,329
2005	9.86	10.24	10,368

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.26	 11.21	 227,801
2005	9.86	10.26	13,678

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.32	 11.42	 271,779
2005	9.83	10.32	11,116

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.37	 11.57	 339,788
2005	9.83	10.37	16,374

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.40	 11.65	 71,627
2005	9.82	10.40	16,908

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.43	 11.77	 91,725
2005	9.81	10.43	730

PRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.14	 10.81	 76,036
2005	9.93	10.14	45,091

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.67	 11.99	 735,637
2005	9.80	10.67	180,901

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.13	 10.59	 4,566,400
2005	10.06	10.13	485,409

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 11.08	 13.04	 515,855
2005	9.78	11.08	106,654

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.45	 14.23	 431,622
2005	9.77	10.45	16,862

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.09	 10.86	 976,639
2005	9.95	10.09	84,373

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.78	 11.63	 61,306
2005	9.96	10.78	20,495

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.03	 13.16	 230,312
2005	9.75	10.03	25

PRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.28	 11.74	 161,135
2005	9.78	10.28	14,677

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.42	 11.95	 168,327
2005	9.77	10.42	6,792

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006	 10.27	 11.90	 162,036
2005	9.36	10.27	76,815

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	10.00	11.05	124,437

* Period from 5/01/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	 10.00	 10.85	 45,361

* Period from 05/01/2006 to 12/31/2006

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	 10.00	 11.19	 773,849

* Period from 05/01/2006 to 12/31/2006

Morgan Stanley Global Value Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	 10.00	 11.11	 93,446

* Period from 05/01/2006 to 12/31/2006

Morgan Stanley International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2006*	 10.00	 10.96	 246,015

* Period from 05/01/2006 to 12/31/2006

PRA

Accumulation Unit Values for the new funds will be reported once the funds have completed a fiscal year end 2007.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

PRA

Table of Contents of the Statement of Additional Information

PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
 Variable Account (enclosed)
 Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388

PRA-pro-0407
1.819863.102

PRA

THIS PAGE INTENTIONALLY LEFT BLANK

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

PERSONAL RETIREMENT ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2007

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2007, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed) Empire Fidelity Investments Life Insurance Company (enclosed)

PRA-ptb-0407
1.819864.102

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.25%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.

The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Empire Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the company as of December 31, 2006 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, MA 02110.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

THIS PAGE INTENTIONALLY LEFT BLANK

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

for the years ended December 31, 2006, 2005 and 2004

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR Corp.) at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 2 and 3 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

April 4, 2007

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
BALANCE SHEETS
(in thousands, except share data) December 31, 2006 and 2005

ASSETS	2006	2005

Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $70,649 in 2006 and $77,703 in 2005)	$ 70,332	$ 77,222

Total investments	70,332	77,222

Cash and cash equivalents	1,411	2,844
Accrued investment income	922	1,107
Deferred policy acquisition costs	28,307	27,208
Reinsurance deposit and receivables	102,184	74,495
Property and equipment, net	984	--
Other assets	368	160
Income taxes receivable	651	776
Separate account assets	1,278,060	1,094,807

Total assets	$ 1,483,219	$ 1,278,619

LIABILITIES

Future contract and policy benefits	$ 73,156	$ 62,099
Contractholder deposit funds	56,115	50,735
Deferred tax liability	5,791	5,573
Payable to parent and affiliates	574	475
Other liabilities and accrued expenses	136	218
Separate account liabilities	1,278,060	1,094,807

Total liabilities	1,413,832	1,213,907

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares
authorized; issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive loss	(149)	(181)
Retained earnings	54,036	49,393

Total stockholder's equity	69,387	64,712

Total liabilities and stockholder's equity	$ 1,483,219	$ 1,278,619

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands) for the years ended December 31, 2006, 2005 and 2004

	2006	2005	2004

Revenues:
Fees charged to contractholders	$ 9,566	$ 8,748	$ 8,507
Net investment income	3,183	3,024	2,851
Interest on reinsurance deposit	3,395	2,779	2,776
Fund administration fees	358	309	327
Net realized investment (losses) gains	(50)	143	304
Premiums	989	436	799

Total Revenue	17,441	15,439	15,564

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	7,398	6,553	5,054
Contract and policy benefits and expenses	3,704	3,889	4,054

Total benefits and expenses	11,102	10,442	9,108

Income before income taxes	6,339	4,997	6,456

Income tax expense	1,696	1,079	1,592

Income before cumulative effect of change in accounting principle	4,643	3,918	4,864

Cumulative effect of change in accounting principle (less applicable income tax expense of $12 in 2004)	--	--	23

Net income	4,643	3,918	4,887

Other comprehensive income, before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	5	(1,722)	(829)
Reclassification adjustment for net realized losses (gains) included in net income	50	(143)	(304)
(Provision) benefit for income taxes related to items of other comprehensive income	(23)	652	398

Other comprehensive income, net of tax	32	(1,213)	(735)

Comprehensive income	$ 4,675	$ 2,705	$ 4,152

(1)Includes affiliated party transactions (Note 8)

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands) for the years ended December 31, 2006, 2005 and 2004

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2003	$ 2,000	$ 13,500	$ 1,767	$ 40,588	$ 57,855

Comprehensive income:
Net income	--	--	--	4,887	4,887
Other comprehensive income	--	--	(735)	--	(735)

Balance at December 31, 2004	2,000	13,500	1,032	45,475	62,007

Comprehensive income:
Net income	--	--	--	3,918	3,918
Other comprehensive income	--	--	(1,213)	--	(1,213)

Balance at December 31, 2005	2,000	13,500	(181)	49,393	64,712

Comprehensive income:
Net income	--	--	--	4,643	4,643
Other comprehensive income	--	--	32	--	32

Balance at December 31, 2006	$ 2,000	$ 13,500	$ (149)	$ 54,036	$ 69,387

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
STATEMENTS OF CASH FLOWS
(in thousands) for the years ended December 31, 2006, 2005 and 2004

	2006	2005	2004
Cash flows from operating activities:
Net income	$ 4,643	$ 3,918	$ 4,887
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	508	787	917
Net realized investment losses (gains)	50	(143)	(304)
Cumulative effect of change in accounting principle	--	--	(23)
Provision (benefit) for deferred taxes	197	(363)	(91)
Change in assets and liabilities:
Accrued investment income	185	240	(32)
Change in deferred policy acquisition costs, net of amortization	(1,210)	1,601	443
Future contract and policy benefits, net	26,430	14,156	18,392
Reinsurance deposit and receivables	(27,689)	(10,692)	(16,857)
Payable to (receivable from) parent and affiliates, net	99	337	(600)
Income taxes	125	(846)	(217)
Other assets and other liabilities, net	(356)	(127)	(59)

Net cash provided by operating activities	2,982	8,868	6,456

Cash flows from investing activities:
Purchase of debt securities	(19,181)	(57,284)	(21,205)
Proceeds from sales of debt securities	14,209	49,296	16,101
Proceeds from maturities and calls of debt securities	11,471	5,065	2,690
Trades payable	73	--	--
Trades receivable	(7)	--	--
Capital expenditures	(984)	--	--

Net cash provided by (used for) investing activities	5,581	(2,923)	(2,414)

Cash flows from financing activities:
Deposits credited to variable annuity contracts	145,376	45,018	41,205
Deposits credited to fixed annuity contracts	9,264	3,579	4,707
Net transfers (to) from separate account	(53,363)	46,305	40,106
Withdrawals from variable annuity contracts	(103,693)	(94,174)	(85,416)
Withdrawals from fixed annuity contracts	(7,580)	(5,416)	(4,242)

Net cash used for financing activities	(9,996)	(4,688)	(3,640)

Net (decrease) increase in cash and cash equivalents	(1,433)	1,257	402

Cash and cash equivalents:
Beginning of year	2,844	1,587	1,185

End of year	$ 1,411	$ 2,844	$ 1,587

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR Corp. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Old Mutual Insurance Series Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, and the Lazard Retirement Series, Inc. The assets of the Variable Life Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust and the Lazard Retirement Series, Inc. Separate account assets are reported at the net asset value of such portfolios. Effective January 9, 2004, the Company closed the Old Mutual Insurance Series Funds and the Wells Fargo Advantage Variable Trust Funds to new money.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain. In 2006, the Company sold its first variable universal life contracts, which are allocated to the Variable Life Account A.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values are derived from external market quotations. Debt securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $1,330,000 and $2,822,000 at December 31, 2006 and 2005, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity contractholders. Fund administration fees represent administration fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") feature (see Note 3 - Statement of Position 03-01) on the variable annuity product, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future term-life premiums and GMDB assessments.

Future contract benefits for the variable and fixed annuity products are computed using interest rates ranging from 1% to 8% and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. ("FIA") in accordance with contractual agreements as described in Note 8 - "Affiliated Company Transactions", and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are amortized over the lifetime of the policy generally estimated as the level term period for the term life insurance product, a 20-year period for the deferred annuity product, and a 30-year period for the variable immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgment about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on EFILI's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under the provisions of Statement of Position 98-1, "Accounting for Computer Software Developed or Obtained for Internal Use," which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Unamortized capitalized software development costs under SOP 98-1 of $984,000 and $0 are recorded in property and equipment in the balance sheets as of December 31, 2006 and 2005, respectively.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Adoption of New Accounting Pronouncements

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year.

The Company elected early adoption SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements as of January 1, 2005.

In May 2005, the Financial Accounting Standards Board ("FASB") issued Statements on Financial Accounting Standards ("SFAS") No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")." SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This Statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions. Adoption of this statement had no impact on the Company's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate account assets and liabilities and a company's interest in such separate accounts. Reporting and measuring the Company's interest in its separate accounts as general accounts assets is based on the insurer's proportionate beneficial interest in the separate account's underlying assets. SOP 03-01 is effective for fiscal years beginning after December 15, 2003. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company had previously used. The Company adopted SOP 03-01 as of January 1, 2004 and recorded a cumulative effect of a change in accounting principle of $35,000, before taxes, in the statements of income and comprehensive income.

In March 2004, the FASB's Emerging Issues Task Force reached a consensus regarding the application of guidance for the evaluation of whether an investment is other than temporarily impaired under the requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Applications to Certain Investments" ("EITF No. 03-1"). During September 2004, the FASB delayed the effective date for the measurement and recognition guidance under EITF No. 03-1. However, the disclosure requirements, which were effective for fiscal years ending after December 15, 2003, were not deferred. During 2005, the FASB further modified the guidance by issuing FSP No. 115/124-1, "Accounting for Certain Investments in Debt and Equity Securities," effective for other than temporary impairments adopted for periods beginning after December 15, 2005. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The Company implemented the disclosures required by EITF No. 03-1 beginning with the year ended December 31, 2003.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Adoption of New Accounting Pronouncements

In February 2007, FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"). This statement provides an option to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are financial instruments, as well as under contracts that are not financial instruments, at fair value. Under SFAS No. 159, companies shall report unrealized gain and losses on items for which the fair value option is elected in net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. SFAS No. 159 will be effective for fiscal years after November 15, 2007. The effect of the first remeasurement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company is currently considering whether it will adopt the fair value option for any of its assets or liabilities.

In September 2006, FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Qualitative and quantitative disclosures will focus on the inputs used to measure fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently assessing the impact SFAS No. 157 will have on its financial statements.

In July 2006, FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN No. 48"). This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by tax authorities. This guidance is effective for fiscal years beginning January 1, 2007. The adoption of this interpretation is not expected to have a material impact on the Company's financial statements.

On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155 (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006. At adoption, the fair value election may also be applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this Statement. Any changes resulting from the adoption of this Statement should be recognized as a cumulative effect adjustment to beginning retained earnings. The Company is currently assessing the impact SFAS No. 155 will have on its financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. STATEMENT OF POSITION 03-01:

Effective January 1, 2004, the Company adopted SOP 03-01 (see Note 2 - New Accounting Pronouncements) and recorded a cumulative effect of a change in accounting principle of $23,000, net of income taxes. In 2003 and prior, the Company carried a GMDB reserve. Upon adoption, the Company increased its GMDB reserve as SOP 03-01 required the use of a specified reserve methodology which is different than the methodology previously used by the Company.

The following illustrates the components of the benefit (in thousands):

Increase in guaranteed minimum death benefit liability	$ (10)
Change in deferred acquisition costs	45
35
Provision for income taxes	(12)

Cumulative effect of change in accounting principle	$ 23

Guaranteed Minimum Death Benefits

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account in thousands:

	2006	2005
Beginning balance	$ 848	$ 1,051
Unlocking of benefit ratio	(113)	(269)
Interest on reserve	59	60
Claims paid	(391)	(262)
Accrual of benefit ratio	266	268

Ending balance	$ 669	$ 848

The reinsurance recoverables associated with GMDB were $626,000 and $786,000 at December 31, 2006 and 2005, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01 (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability, which the Company began utilizing upon adoption of SOP 03-01.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2-7% and 1-3%, respectively, depending on contract type and policy duration.
  The lapse rates for calendar years 2006 and later include additional lapses for actual and anticipated exchanges to a newer deferred variable annuity product. Based on actual experience the additional lapses for future anticipated exchanges are 6% for calendar year 2007, 3% for calendar year 2008 and 2% for all years thereafter.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2006 and 2005. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	2006	2005
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 879,345	$ 932,798
Net amount at risk	$ 27,890	$ 37,678
Average attained age of contractholders	64	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 57,204	$ 57,221
Net amount at risk	$ 10,235	$ 13,897
Average attained age of contractholders	68	67

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Debt securities	$ 3,632	$ 3,489	$ 3,486
Cash and cash equivalents	184	230	41
Total investment income	3,816	3,719	3,527
Less: Investment expenses	633	695	676
Net Investment Income	$ 3,183	$ 3,024	$ 2,851

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Debt securities
Gross realized gains	$ 13	$ 517	$ 336
Gross realized losses	$ 63	$ 374	$ 32

There were no realized investment losses as a result of other than temporary impairments for 2006, 2005 and 2004, respectively. There were no debt securities that were non-income producing for 2006, 2005 and 2004, respectively.

Net unrealized investment (losses) gains on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2006	2005	2004
	(in thousands)
Debt securities	$ (317)	$ (481)	$ 1,807
DAC	92	203	(220)
Deferred income tax benefit (expense)	76	97	(555)
	$ (149)	$ (181)	$ 1,032

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2006 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (31)	$ 7,651	50
Greater than 12 months	(640)	40,595	108
	$ (671)	$ 48,246	158
Below investment grade debt securities:
0-12 months	$ (27)	$ 1,029	5
Greater than 12 months	--	--	--
	$ (27)	$ 1,029	5

Debt securities that have been in a continuous unrealized loss position as of December 31, 2005 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (635)	$ 50,642	127
Greater than 12 months	(186)	6,453	28
	$ (821)	$ 57,095	155
Below investment grade debt securities:
0-12 months	$ (5)	$ 556	2
Greater than 12 months	--	--	--
	$ (5)	$ 556	2

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair values of the securities above were temporary as of December 31, 2006 and 2005. The majority of the securities are investment grade fixed maturities priced at or greater than 90% of amortized cost at December 31, 2006 and 2005. The decline in market value was primarily the result of an increase in interest rates from the security's purchase date.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities, by type of issuer, were as follows:

	December 31, 2006
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 13,803	$ 122	$ (93)	$ 13,832
Corporate debt securities	39,683	245	(485)	39,443
Mortgage backed securities	17,163	14	(120)	17,057

	$ 70,649	$ 381	$ (698)	$ 70,332
	December 31, 2005
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 12,576	$ 4	$ (89)	$ 12,491
Corporate debt securities	50,520	337	(661)	50,196
Mortgage backed securities	14,607	4	(76)	14,535

	$ 77,703	$ 345	$ (826)	$ 77,222

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 8,571	$ 8,529
Due after 1 year through 5 years	33,602	33,349
Due after 5 year through 10 years	9,407	9,495
Due after 10 years	1,906	1,902
Mortgage backed securities	17,163	17,057
	$ 70,649	$ 70,332

At December 31, 2006 and 2005, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2006, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $383,000 and $386,000, respectively. At December 31, 2005, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $405,000 and $409,000, respectively.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS:

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The estimated carrying amounts and fair values of the financial instruments as of December 31, were as follows:

	2006		2005
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)

Financial Assets:
Debt securities (Note 2)	$ 70,332	$ 70,332	$ 77,222	$ 77,222
Cash and cash equivalents (Note 2)	1,411	1,411	2,844	2,844
Reinsurance deposit and receivables	102,184	103,393	74,495	76,039
Separate account assets	1,278,060	1,278,060	1,094,807	1,094,807

	$ 1,451,987	$ 1,453,196	$ 1,249,368	$ 1,250,912

Financial Liabilities:
Future contract and policy benefits	$ 73,156	$ 73,155	$ 62,099	$ 62,059
Contractholder deposit funds	56,115	57,319	50,735	52,278
Separate account liabilities	1,278,060	1,278,060	1,094,807	1,094,807

	$ 1,407,331	$ 1,408,534	$ 1,207,641	$ 1,209,144

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Separate Accounts

Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Current:
Federal	$ 1,307	$ 1,186	$ 1,359
State	192	256	324
	1,499	1,442	1,683
Deferred:
Federal	197	(363)	(91)
State	--	--	--
	197	(363)	(91)
Provision for income taxes	$ 1,696	$ 1,079	$ 1,592

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to the franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded, as the Company believes that the reversal of temporary differences will have no impact on the state income tax that the Company will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

	Years Ended December 31,
	2006	2005
	(in thousands)
Deferred income tax liabilities:
Deferred policy acquisition costs	$ (7,345)	$ (7,251)
Unrealized losses on available-for-sale securities	108	168
Contractholder reserves	1,248	1,047
Deferred revenue	484	414
Capitalized software	(344)	--
Other, net	58	49

Net deferred tax liability	$ (5,791)	$ (5,573)

The statute of limitations on the Company's federal income tax returns is open for the taxable years ended December 31, 2004 and thereafter. In management's opinion, adequate tax liabilities have been established for all open years.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

Income taxes were 26.8%, 21.6%, and 24.7% of pretax earnings in 2006, 2005 and 2004, respectively. The effective tax rates differed from the federal statutory income tax rate of 35% primarily due to dividends received deductions, foreign tax credits and state taxes.

The Company paid FILI federal and state income taxes of $1,374,000, $2,289,000 and $1,900,000 in 2006, 2005 and 2004, respectively, related to the Company's separate-company basis net operating results for the year. Intercompany tax balances are settled within 30 days of the actual tax payments.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for transfer to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31, not including realized capital gains. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend. No dividends have been paid or declared during 2006, 2005 and 2004, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Statutory net income	$ 4,238	$ 5,546	$ 5,735
Statutory surplus	$ 49,301	$ 46,063	$ 40,504

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR Corp. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $5,299,000, $1,737,000 and $1,748,000 in 2006, 2005 and 2004, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has administrative services agreements with FILI and FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The expenses related to these agreements were $3,304,000, $2,248,000 and $2,180,000 in 2006, 2005 and 2004, respectively, for such services. The Company has an agreement with Fidelity Management Trust Company ("FMTC") under which FMTC provides investment management and advisory services to the Company. The Company incurred charges of $228,000, $237,000 and $234,000 in 2006, 2005 and 2004, respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $136,000, $108,000 and $87,000 were charged to the Company in 2006, 2005 and 2004, respectively.

FMR Corp sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $319,000, $221,000 and $190,000 in 2006, 2005 and 2004, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $0, $1,000 and $5,000 in 2006, 2005 and 2004, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)

Commissions, gross	$ 5,299	$ 1,737	$ 1,748
Compensation and benefits	2,626	2,125	1,918
Capitalization of deferred policy acquisition costs	(4,733)	(1,528)	(1,462)
Amortization of deferred policy acquisition costs	3,521	3,129	1,905
Rent expenses	282	186	239
Taxes, licenses and fees	(7)	(49)	(95)
General insurance expenses	410	953	801

	$ 7,398	$ 6,553	$ 5,054

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2006, 2005 and 2004, the Company adjusted amortization by $1,287,000, $1,375,000 and $314,000 respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2006). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. For new policies issued after May 1, 2006, the front end ceding expense allowance is 2.8% and the annual allowance of a percentage of assets ranged from 0.12% to 0.30%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

Financial information related to the two coinsurance agreements was as follows:

December 31,
	2006	2005
(in thousands)
Deposit assets:
Genworth Life Insurance Company of New York	$ 67,506	$ 47,439
Principal Life Insurance Company	31,422	23,964

Reinsurance deposits	$ 98,928	$ 71,403

Contractholder deposit funds and future benefits	$ 100,312	$ 72,584

Interest on reinsurance deposit	$ 3,395	$ 2,779
Contract and policy benefits and expenses	$ 2,342	$ 2,157

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company are partially secured by investments held in a collateral account.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)

Direct life premiums	$ 1,264	$ 1,170	$ 1,105
Reinsurance ceded	(275)	(734)	(306)
Net life premiums	$ 989	$ 436	$ 799

Direct contract and policy benefits	$ 14,607	$ 11,775	$ 11,092
Reinsurance ceded	(10,903)	(7,886)	(7,038)
Net contract and policy benefits	$ 3,704	$ 3,889	$ 4,054

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assured for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2006

(fidelity_logo_graphic)(registered trademark)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 74,107	$ 48,347	$ 21,510	$ 4,516	$ 122,614	$ 11,560	$ 70,514	$ 4,124
Receivable from EFILI	0	0	1	0	3	0	1	0
Total Assets	74,107	48,347	21,511	4,516	122,617	11,560	70,515	4,124
Liabilities:
Payable to EFILI	6	5	0	0	0	0	0	0
Total net assets	$ 74,101	$ 48,342	$ 21,511	$ 4,516	$ 122,617	$ 11,560	$ 70,515	$ 4,124
Net Assets:
Fidelity Retirement Reserves	$ 70,857	$ 0	$ 17,534	$ 0	$ 108,797	$ 0	$ 64,804	$ 0
Fidelity Income Advantage	3,244	0	3,977	0	13,820	0	5,711	0
Fidelity Personal Retirement	0	48,342	0	4,516	0	11,560	0	4,124
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 74,101	$ 48,342	$ 21,511	$ 4,516	$ 122,617	$ 11,560	$ 70,515	$ 4,124
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,455	-	557	-	1,580	-	1,068	-
Unit Value	$ 20.51	$ -	$ 31.49	$ -	$ 68.85	$ -	$ 60.67	$ -
Fidelity Income Advantage:
Units Outstanding	160	-	128	-	203	-	95	-
Unit Value	$ 20.20	$ -	$ 31.01	$ -	$ 67.80	$ -	$ 59.74	$ -
Fidelity Personal Retirement:
Units Outstanding	-	4,566	-	402	-	942	-	377
Unit Value	$ -	$ 10.59	$ -	$ 11.23	$ -	$ 12.28	$ -	$ 10.93
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 19,146	$ 11,635	$ 6,727	$ 50,604	$ 7,896	$ 55,941	$ 1,710
Receivable from EFILI	0	1	0	1	0	1	0
Total Assets	19,146	11,636	6,727	50,605	7,896	55,942	1,710
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 19,146	$ 11,636	$ 6,727	$ 50,605	$ 7,896	$ 55,942	$ 1,710
Net Assets:
Fidelity Retirement Reserves	$ 18,208	$ 10,066	$ 0	$ 40,840	$ 0	$ 50,138	$ 0
Fidelity Income Advantage	938	1,570	0	9,765	0	5,804	0
Fidelity Personal Retirement	0	0	6,727	0	7,896	0	1,710
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 19,146	$ 11,636	$ 6,727	$ 50,605	$ 7,896	$ 55,942	$ 1,710
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	444	654	-	1,394	-	1,455	-
Unit Value	$ 40.97	$ 15.39	$ -	$ 29.30	$ -	$ 34.45	$ -
Fidelity Income Advantage:
Units Outstanding	23	103	-	338	-	170	-
Unit Value	$ 40.34	$ 15.30	$ -	$ 28.85	$ -	$ 33.93	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	516	-	755	-	157
Unit Value	$ -	$ -	$ 13.04	$ -	$ 10.46	$ -	$ 10.93
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 89,470	$ 14,155	$ 609	$ 178,697	$ 20,121	$ 19,565	$ 7,411
Receivable from EFILI	0	0	0	2	0	1	0
Total Assets	89,470	14,155	609	178,699	20,121	19,566	7,411
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 89,470	$ 14,155	$ 609	$ 178,699	$ 20,121	$ 19,566	$ 7,411
Net Assets:
Fidelity Retirement Reserves	$ 71,015	$ 12,354	$ 0	$ 165,415	$ 0	$ 16,087	$ 0
Fidelity Income Advantage	8,823	1,801	0	13,284	0	3,479	0
Fidelity Personal Retirement	9,632	0	609	0	20,121	0	7,411
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 89,470	$ 14,155	$ 609	$ 178,699	$ 20,121	$ 19,566	$ 7,411
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,862	549	-	3,735	-	930	-
Unit Value	$ 38.15	$ 22.51	$ -	$ 44.28	$ -	$ 17.29	$ -
Fidelity Income Advantage:
Units Outstanding	234	81	-	304	-	204	-
Unit Value	$ 37.56	$ 22.17	$ -	$ 43.61	$ -	$ 17.03	$ -
Fidelity Personal Retirement:
Units Outstanding	820	-	56	-	1,694	-	639
Unit Value	$ 11.75	$ -	$ 10.90	$ -	$ 11.88	$ -	$ 11.60
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 5,026	$ 1,690	$ 27,554	$ 1,495	$ 10,422	$ 462	$ 68,860	$ 8,817
Receivable from EFILI	0	0	0	0	0	0	1	0
Total Assets	5,026	1,690	27,554	1,495	10,422	462	68,861	8,817
Liabilities:
Payable to EFILI	0	0	3	0	0	0	0	0
Total net assets	$ 5,026	$ 1,690	$ 27,551	$ 1,495	$ 10,422	$ 462	$ 68,861	$ 8,817
Net Assets:
Fidelity Retirement Reserves	$ 4,414	$ 0	$ 23,133	$ 0	$ 9,202	$ 0	$ 61,922	$ 0
Fidelity Income Advantage	612	0	4,418	0	1,220	0	6,939	0
Fidelity Personal Retirement	0	1,690	0	1,495	0	462	0	8,817
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,026	$ 1,690	$ 27,551	$ 1,495	$ 10,422	$ 462	$ 68,861	$ 8,817
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	293	-	1,185	-	680	-	2,876	-
Unit Value	$ 15.09	$ -	$ 19.52	$ -	$ 13.54	$ -	$ 21.53	$ -
Fidelity Income Advantage:
Units Outstanding	41	-	230	-	91	-	326	-
Unit Value	$ 14.99	$ -	$ 19.22	$ -	$ 13.33	$ -	$ 21.24	$ -
Fidelity Personal Retirement:
Units Outstanding	-	136	-	126	-	41	-	736
Unit Value	$ -	$ 12.40	$ -	$ 11.83	$ -	$ 11.16	$ -	$ 11.99
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities (b)	VIP - Utilities Investor Class (b)	VIP - Technology	VIP - Technology Investor Class	VIP - Energy (b)	VIP - Energy Investor Class (b)
Assets:
Investments at market value	$ 10,488	$ 1,928	$ 6,717	$ 3,030	$ 6,308	$ 713	$ 20,024	$ 2,703
Receivable from EFILI	0	0	0	0	1	0	0	0
Total Assets	10,488	1,928	6,717	3,030	6,309	713	20,024	2,703
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$ 10,488	$ 1,928	$ 6,716	$ 3,030	$ 6,309	$ 713	$ 20,024	$ 2,703
Net Assets:
Fidelity Retirement Reserves	$ 9,510	$ 0	$ 5,279	$ 0	$ 5,887	$ 0	$ 19,075	$ 0
Fidelity Income Advantage	978	0	1,437	0	422	0	949	0
Fidelity Personal Retirement	0	1,928	0	3,030	0	713	0	2,703
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 10,488	$ 1,928	$ 6,716	$ 3,030	$ 6,309	$ 713	$ 20,024	$ 2,703
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	628	-	398	-	543	-	865	-
Unit Value	$ 15.15	$ -	$ 13.27	$ -	$ 10.85	$ -	$ 22.06	$ -
Fidelity Income Advantage:
Units Outstanding	65	-	109	-	39	-	43	-
Unit Value	$ 15.05	$ -	$ 13.13	$ -	$ 10.73	$ -	$ 21.82	$ -
Fidelity Personal Retirement:
Units Outstanding	-	162	-	230	-	61	-	213
Unit Value	$ -	$ 11.90	$ -	$ 13.16	$ -	$ 11.63	$ -	$ 12.71
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials (b)	VIP - Industrials Investor Class (b)	VIP - Consumer Discretionary (b)	VIP - Consumer Discretionary Investor Class (b)
Assets:
Investments at market value	$ 7,054	$ 1,122	$ 4,452	$ 1,088	$ 4,306	$ 903	$ 802	$ 162
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	7,054	1,122	4,452	1,088	4,306	903	802	162
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 7,054	$ 1,122	$ 4,452	$ 1,088	$ 4,306	$ 903	$ 802	$ 162
Net Assets:
Fidelity Retirement Reserves	$ 6,766	$ 0	$ 4,289	$ 0	$ 3,775	$ 0	$ 690	$ 0
Fidelity Income Advantage	288	0	163	0	531	0	112	0
Fidelity Personal Retirement	0	1,122	0	1,088	0	903	0	162
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 7,054	$ 1,122	$ 4,452	$ 1,088	$ 4,306	$ 903	$ 802	$ 162
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	530	-	283	-	216	-	55	-
Unit Value	$ 12.76	$ -	$ 15.16	$ -	$ 17.50	$ -	$ 12.47	$ -
Fidelity Income Advantage:
Units Outstanding	23	-	11	-	31	-	9	-
Unit Value	$ 12.62	$ -	$ 14.99	$ -	$ 17.31	$ -	$ 12.34	$ -
Fidelity Personal Retirement:
Units Outstanding	-	102	-	88	-	75	-	14
Unit Value	$ -	$ 10.99	$ -	$ 12.40	$ -	$ 12.09	$ -	$ 11.30
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation Investor Class
Assets:
Investments at market value	$ 17,215	$ 6,143	$ 9,248	$ 10,605	$ 408	$ 302	$ 2,093	$ 2,239
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	17,215	6,143	9,248	10,605	408	302	2,093	2,239
Liabilities:
Payable to EFILI	0	0	0	0	0	0	10	0
Total net assets	$ 17,215	$ 6,143	$ 9,248	$ 10,605	$ 408	$ 302	$ 2,083	$ 2,239
Net Assets:
Fidelity Retirement Reserves	$ 14,927	$ 0	$ 7,769	$ 0	$ 394	$ 0	$ 1,879	$ 0
Fidelity Income Advantage	2,288	0	1,479	0	14	0	204	0
Fidelity Personal Retirement	0	6,143	0	10,605	0	302	0	2,239
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 17,215	$ 6,143	$ 9,248	$ 10,605	$ 408	$ 302	$ 2,083	$ 2,239
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	659	-	652	-	34	-	145	-
Unit Value	$ 22.66	$ -	$ 11.92	$ -	$ 11.70	$ -	$ 12.93	$ -
Fidelity Income Advantage:
Units Outstanding	101	-	125	-	1	-	16	-
Unit Value	$ 22.52	$ -	$ 11.85	$ -	$ 11.67	$ -	$ 12.89	$ -
Fidelity Personal Retirement:
Units Outstanding	-	432	-	977	-	27	-	182
Unit Value	$ -	$ 14.23	$ -	$ 10.86	$ -	$ 11.13	$ -	$ 12.28
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 2,390	$ 2,012	$ 1,625	$ 1,892	$ 390	$ 94	$ 961	$ 822
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	2,390	2,012	1,625	1,892	390	94	961	822
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$ 2,390	$ 2,012	$ 1,624	$ 1,892	$ 390	$ 94	$ 961	$ 822
Net Assets:
Fidelity Retirement Reserves	$ 2,124	$ 0	$ 1,570	$ 0	$ 356	$ 0	$ 961	$ 0
Fidelity Income Advantage	266	0	54	0	34	0	0	0
Fidelity Personal Retirement	0	2,012	0	1,892	0	94	0	822
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 2,390	$ 2,012	$ 1,624	$ 1,892	$ 390	$ 94	$ 961	$ 822
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	172	-	129	-	34	-	89	-
Unit Value	$ 12.37	$ -	$ 12.13	$ -	$ 10.61	$ -	$ 10.86	$ -
Fidelity Income Advantage:
Units Outstanding	22	-	4	-	3	-	-	-
Unit Value	$ 12.34	$ -	$ 12.10	$ -	$ 10.58	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	168	-	161	-	9	-	76
Unit Value	$ -	$ 11.95	$ -	$ 11.74	$ -	$ 10.39	$ -	$ 10.81
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class
Assets:
Investments at market value	$ 493	$ 430	$ 1,990	$ 2,553	$ 3,577	$ 3,103	$ 2,404	$ 3,931
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	493	430	1,990	2,553	3,577	3,103	2,404	3,931
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 493	$ 430	$ 1,990	$ 2,553	$ 3,577	$ 3,103	$ 2,404	$ 3,931
Net Assets:
Fidelity Retirement Reserves	$ 493	$ 0	$ 1,990	$ 0	$ 3,577	$ 0	$ 2,404	$ 0
Fidelity Income Advantage	0	0	0	0	0	0	0	0
Fidelity Personal Retirement	0	430	0	2,553	0	3,103	0	3,931
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 493	$ 430	$ 1,990	$ 2,553	$ 3,577	$ 3,103	$ 2,404	$ 3,931
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	43	-	174	-	305	-	202	-
Unit Value	$ 11.40	$ -	$ 11.45	$ -	$ 11.72	$ -	$ 11.92	$ -
Fidelity Income Advantage:
Units Outstanding	-		-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	38	-	228	-	272	-	340
Unit Value	$ -	$ 11.21	$ -	$ 11.21	$ -	$ 11.42	$ -	$ 11.57
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II
Assets:
Investments at market value	$ 1,016	$ 834	$ 1,007	$ 1,080	$ 1,535	$ 194
Receivable from EFILI	0	0	0	0	0	0
Total Assets	1,016	834	1,007	1,080	1,535	194
Liabilities:
Payable to EFILI	0	0	0	0	1	0
Total net assets	$ 1,016	$ 834	$ 1,007	$ 1,080	$ 1,534	$ 194
Net Assets:
Fidelity Retirement Reserves	$ 1,016	$ 0	$ 1,007	$ 0	$ 0	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	834	0	1,080	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	1,534	194
Total net assets	$ 1,016	$ 834	$ 1,007	$ 1,080	$ 1,534	$ 194
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	84	-	82	-	-	-
Unit Value	$ 12.05	$ -	$ 12.23	$ -	$ -	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	72	-	92	-	-
Unit Value	$ -	$ 11.65	$ -	$ 11.77	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	138	17
Unit Value	$ -	$ -	$ -	$ -	$ 11.12	$ 11.45

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%	VIP - FundsManager 70%	VIP - FundsManager 85%
Assets:
Investments at market value	$ 399	$ 940	$ 2,901	$ 19,901	$ 20,963	$ 9,665
Receivable from EFILI	0	0	0	0	0	1
Total Assets	399	940	2,901	19,901	20,963	9,666
Liabilities:
Payable to EFILI	1	0	0	0	1	0
Total net assets	$ 398	$ 940	$ 2,901	$ 19,901	$ 20,962	$ 9,666
Net Assets:
Fidelity Retirement Reserves	$ 357	$ 0	$ 265	$ 2,324	$ 2,794	$ 3,288
Fidelity Income Advantage	41	0	131	1,358	2,431	486
Fidelity Personal Retirement	0	940	2,505	16,219	15,737	5,892
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Total net assets	$ 398	$ 940	$ 2,901	$ 19,901	$ 20,962	$ 9,666
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	35	-	25	220	263	308
Unit Value	$ 10.10	$ -	$ 10.42	$ 10.55	$ 10.64	$ 10.66
Fidelity Income Advantage:
Units Outstanding	4	-	13	129	229	46
Unit Value	$ 10.09	$ -	$ 10.40	$ 10.53	$ 10.62	$ 10.65
Fidelity Personal Retirement:
Units Outstanding	-	93	240	1,532	1,474	551
Unit Value	$ -	$ 10.14	$ 10.45	$ 10.59	$ 10.68	$ 10.70
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value
Assets:
Investments at market value	$ 36,693	$ 4,461	$ 6,912	$ 10,654	$ 1,774	$ 7,434	$ 3,209
Receivable from EFILI	0	0	1	0	0	0	0
Total Assets	36,693	4,461	6,913	10,654	1,774	7,434	3,209
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 36,693	$ 4,461	$ 6,913	$ 10,654	$ 1,774	$ 7,434	$ 3,209
Net Assets:
Fidelity Retirement Reserves	$ 24,559	$ 3,733	$ 5,109	$ 6,328	$ 1,693	$ 6,560	$ 2,829
Fidelity Income Advantage	3,473	236	765	1,629	81	874	380
Fidelity Personal Retirement	8,661	492	1,039	2,697	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 36,693	$ 4,461	$ 6,913	$ 10,654	$ 1,774	$ 7,434	$ 3,209
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,010	176	280	414	151	276	137
Unit Value	$ 24.31	$ 21.17	$ 18.22	$ 15.28	$ 11.18	$ 23.75	$ 20.61
Fidelity Income Advantage:
Units Outstanding	144	11	42	108	7	37	19
Unit Value	$ 23.94	$ 20.85	$ 17.95	$ 15.05	$ 11.01	$ 23.39	$ 20.30
Fidelity Personal Retirement:
Units Outstanding	774	45	93	246	-	-	-
Unit Value	$ 11.19	$ 10.85	$ 11.11	$ 10.96	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	OMIF - Columbus Circle Technology & Communications (b)	OMIF - Large Cap Growth	WFAF - Advantage VT Discovery (b)	WFAF - Advantage VT Opportunity (b)	CST - Small Cap Core I (b)	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets
Assets:
Investments at market value	$ 5,351	$ 6,275	$ 5,544	$ 4,131	$ 3,317	$ 2,133	$ 2,238	$ 3,476
Receivable from EFILI	0	0	0	0	0	0	0	1
Total Assets	5,351	6,275	5,544	4,131	3,317	2,133	2,238	3,477
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 5,351	$ 6,275	$ 5,544	$ 4,131	$ 3,317	$ 2,133	$ 2,238	$ 3,477
Net Assets:
Fidelity Retirement Reserves	$ 5,162	$ 5,721	$ 5,034	$ 3,491	$ 3,211	$ 2,046	$ 1,898	$ 1,842
Fidelity Income Advantage	189	554	510	640	106	87	340	261
Fidelity Personal Retirement	0	0	0	0	0	0	0	1,374
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,351	$ 6,275	$ 5,544	$ 4,131	$ 3,317	$ 2,133	$ 2,238	$ 3,477
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	563	334	292	164	269	140	131	167
Unit Value	$ 9.17	$ 17.11	$ 17.24	$ 21.30	$ 11.92	$ 14.59	$ 14.49	$ 11.00
Fidelity Income Advantage:
Units Outstanding	21	33	30	30	9	6	24	24
Unit Value	$ 9.03	$ 16.85	$ 16.98	$ 20.97	$ 11.74	$ 14.37	$ 14.27	$ 10.99
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	-	124
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ 11.05
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 3,558	$ 1,218	$ 1,609	$ 334	$ 3,879	$ 223
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	538	0	140	0	788	0
Administrative and other charges	36	0	9	0	52	0
Total expenses	574	0	149	0	840	0
Fidelity Income Advantage:
Mortality and expense risk charges	21	0	26	0	80	0
Administrative and other charges	7	0	9	0	27	0
Total expenses	28	0	35	0	107	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	50	0	6	0	13
Administrative and other charges	0	12	0	1	0	3
Total expenses	0	62	0	7	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	602	62	184	7	947	16
Net investment income (loss)	2,956	1,156	1,425	327	2,932	207
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(50)	61	2,518	38
Realized gain distributions	0	0	0	0	14,029	904
Net realized gain (loss) on investments	0	0	(50)	61	16,547	942
Unrealized appreciation (depreciation)	0	0	788	(63)	934	153
Net increase (decrease) in net assets from operations	$ 2,956	$ 1,156	$ 2,163	$ 325	$ 20,413	$ 1,302

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 307	$ 6	$ 182	$ 77	$ 18	$ 2,436	$ 77
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	521	0	141	68	0	348	0
Administrative and other charges	33	0	9	4	0	23	0
Total expenses	554	0	150	72	0	371	0
Fidelity Income Advantage:
Mortality and expense risk charges	42	0	8	10	0	73	0
Administrative and other charges	14	0	2	3	0	25	0
Total expenses	56	0	10	13	0	98	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	5	0	0	9	0	10
Administrative and other charges	0	1	0	0	2	0	2
Total expenses	0	6	0	0	11	0	12
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	610	6	160	85	11	469	12
Net investment income (loss)	(303)	0	22	(8)	7	1,967	65
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,302)	44	300	766	117	(605)	41
Realized gain distributions	0	0	126	53	12	146	5
Net realized gain (loss) on investments	(3,302)	44	426	819	129	(459)	46
Unrealized appreciation (depreciation)	7,934	145	2,621	766	559	272	161
Net increase (decrease) in net assets from operations	$ 4,329	$ 189	$ 3,069	$ 1,577	$ 695	$ 1,780	$ 272

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 1,677	$ 9	$ 1,451	$ 313	$ 7	$ 2,342	$ 164
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	412	0	538	97	0	1,291	0
Administrative and other charges	28	0	35	8	0	87	0
Total expenses	440	0	573	105	0	1,378	0
Fidelity Income Advantage:
Mortality and expense risk charges	33	0	53	13	0	97	0
Administrative and other charges	11	0	18	4	0	32	0
Total expenses	44	0	71	17	0	129	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	11	0	2	0	25
Administrative and other charges	0	1	3	0	0	0	6
Total expenses	0	3	14	0	2	0	31
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	484	3	658	122	2	1,507	31
Net investment income (loss)	1,193	6	793	191	5	835	133
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(175)	13	1,960	(485)	27	13,062	72
Realized gain distributions	0	0	0	0	0	14,464	1,441
Net realized gain (loss) on investments	(175)	13	1,960	(485)	27	27,526	1,513
Unrealized appreciation (depreciation)	2,603	68	8,944	1,181	10	(9,642)	(261)
Net increase (decrease) in net assets from operations	$ 3,621	$ 87	$ 11,697	$ 887	$ 42	$ 18,719	$ 1,385

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 378	$ 27	$ 28	$ 6	$ 262	$ 3
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	120	0	36	0	179	0
Administrative and other charges	6	0	4	0	12	0
Total expenses	126	0	40	0	191	0
Fidelity Income Advantage:
Mortality and expense risk charges	22	0	3	0	29	0
Administrative and other charges	7	0	1	0	10	0
Total expenses	29	0	4	0	39	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	1	0	1
Administrative and other charges	0	2	0	0	0	0
Total expenses	0	9	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	155	9	44	1	230	1
Net investment income (loss)	223	18	(16)	5	32	2
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	298	37	485	20	(158)	19
Realized gain distributions	617	42	133	44	732	9
Net realized gain (loss) on investments	915	79	618	64	574	28
Unrealized appreciation (depreciation)	812	356	(86)	21	2,549	91
Net increase (decrease) in net assets from operations	$ 1,950	$ 453	$ 516	$ 90	$ 3,155	$ 121

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 91	$ 1	$ 270	$ 10	$ 67	$ 3
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	76	0	523	0	76	0
Administrative and other charges	4	0	34	0	4	0
Total expenses	80	0	557	0	80	0
Fidelity Income Advantage:
Mortality and expense risk charges	10	0	50	0	6	0
Administrative and other charges	3	0	17	0	2	0
Total expenses	13	0	67	0	8	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	11	0	2
Administrative and other charges	0	0	0	3	0	1
Total expenses	0	1	0	14	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	93	1	624	14	88	3
Net investment income (loss)	(2)	0	(354)	(4)	(21)	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(471)	6	9,574	48	156	81
Realized gain distributions	0	0	9,146	304	1,958	68
Net realized gain (loss) on investments	(471)	6	18,720	352	2,114	149
Unrealized appreciation (depreciation)	873	25	(10,487)	128	(534)	40
Net increase (decrease) in net assets from operations	$ 400	$ 31	$ 7,879	$ 476	$ 1,559	$ 189

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Utilities (b)	VIP - Utilities Investor Class (b)	VIP - Technology	VIP - Technology Investor Class	VIP - Energy (b)	VIP - Energy Investor Class (b)
Income:
Dividends	$ 97	$ 12	$ 0	$ 0	$ 150	$ 16
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	29	0	50	0	184	0
Administrative and other charges	2	0	3	0	13	0
Total expenses	31	0	53	0	197	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	7	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	1	0	5	0	9	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	1	0	2
Administrative and other charges	0	0	0	0	0	1
Total expenses	0	1	0	1	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	32	1	58	1	206	3
Net investment income (loss)	65	11	(58)	(1)	(56)	13
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	519	2	102	14	2,793	27
Realized gain distributions	726	88	616	18	2,795	311
Net realized gain (loss) on investments	1,245	90	718	32	5,588	338
Unrealized appreciation (depreciation)	(220)	(6)	(294)	(10)	(2,864)	(272)
Net increase (decrease) in net assets from operations	$ 1,090	$ 95	$ 366	$ 21	$ 2,668	$ 79

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials (b)	VIP - Industrials Investor Class (b)
Income:
Dividends	$ 4	$ 0	$ 44	$ 2	$ 40	$ 7
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	58	0	31	0	30	0
Administrative and other charges	4	0	2	0	2	0
Total expenses	62	0	33	0	32	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	1	0	4	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	3	0	1	0	5	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	1	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	2	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	65	2	34	1	37	1
Net investment income (loss)	(61)	(2)	10	1	3	6
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	749	14	724	3	204	4
Realized gain distributions	0	0	73	3	639	101
Net realized gain (loss) on investments	749	14	797	6	843	105
Unrealized appreciation (depreciation)	(334)	43	(195)	82	(294)	(80)
Net increase (decrease) in net assets from operations	$ 354	$ 55	$ 612	$ 89	$ 552	$ 31

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary (b)	VIP - Consumer Discretionary Investor Class (b)	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 4	$ 1	$ 270	$ 34	$ 405	$ 456
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	0	101	0	66	0
Administrative and other charges	0	0	5	0	4	0
Total expenses	4	0	106	0	70	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	6	0	12	0
Administrative and other charges	0	0	2	0	4	0
Total expenses	0	0	8	0	16	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	2	0	10
Administrative and other charges	0	0	0	1	0	4
Total expenses	0	1	0	3	0	14
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	4	1	114	3	86	14
Net investment income (loss)	0	0	156	31	319	442
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	21	0	2,042	92	179	12
Realized gain distributions	0	0	1,576	182	21	23
Net realized gain (loss) on investments	21	0	3,618	274	200	35
Unrealized appreciation (depreciation)	28	11	446	138	164	(29)
Net increase (decrease) in net assets from operations	$ 49	$ 11	$ 4,220	$ 443	$ 683	$ 448

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation	VIP - International Capital Appreciation, Class R (a)	VIP - International Capital Appreciation Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 15	$ 0	$ 16	$ 20	$ 16
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2	0	1	9	0	16	0
Administrative and other charges	0	0	0	1	0	1	0
Total expenses	2	0	1	10	0	17	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	1	0	2	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	1	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	0	2	0	2
Administrative and other charges	0	0	0	0	1	0	1
Total expenses	0	1	0	0	3	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2	1	1	11	3	19	3
Net investment income (loss)	(2)	(1)	14	(11)	13	1	13
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	3	0	27	56	138	4
Realized gain distributions	20	15	52	0	52	58	44
Net realized gain (loss) on investments	31	18	52	27	108	196	48
Unrealized appreciation (depreciation)	(5)	0	(22)	136	72	113	103
Net increase (decrease) in net assets from operations	$ 24	$ 17	$ 44	$ 152	$ 193	$ 310	$ 164

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 15	$ 15	$ 0	$ 0	$ 28	$ 3
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	9	0	8	0	6	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	10	0	8	0	6	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	1	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	1	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	0	0	2
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	3	0	0	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	11	3	9	0	6	2
Net investment income (loss)	4	12	(9)	0	22	1
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	46	16	6	(5)	8	6
Realized gain distributions	9	9	0	0	4	0
Net realized gain (loss) on investments	55	25	6	(5)	12	6
Unrealized appreciation (depreciation)	104	110	(29)	(3)	19	31
Net increase (decrease) in net assets from operations	$ 163	$ 147	$ (32)	$ (8)	$ 53	$ 38

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 13	$ 1	$ 33	$ 1	$ 41	$ 1
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	15	0	22	0
Administrative and other charges	0	0	1	0	1	0
Total expenses	3	0	16	0	23	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	2	0	2
Administrative and other charges	0	0	0	1	0	1
Total expenses	0	1	0	3	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3	1	16	3	23	3
Net investment income (loss)	10	0	17	(2)	18	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12	0	102	5	108	7
Realized gain distributions	2	0	8	0	26	0
Net realized gain (loss) on investments	14	0	110	5	134	7
Unrealized appreciation (depreciation)	10	33	69	158	130	180
Net increase (decrease) in net assets from operations	$ 34	$ 33	$ 196	$ 161	$ 282	$ 185

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 36	$ 4	$ 17	$ 1	$ 15	$ 1
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	6	0	5	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	19	0	6	0	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	1	0	2
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	5	0	1	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	19	5	6	1	5	2
Net investment income (loss)	17	(1)	11	0	10	(1)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	104	8	24	8	53	7
Realized gain distributions	21	0	14	0	10	0
Net realized gain (loss) on investments	125	8	38	8	63	7
Unrealized appreciation (depreciation)	110	211	36	57	3	64
Net increase (decrease) in net assets from operations	$ 252	$ 218	$ 85	$ 65	$ 76	$ 70

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap (a)	VIP - Disciplined Small Cap Investor Class (a)	VIP - FundsManager 20% (a)	VIP - FundsManager 50% (a)
Income:
Dividends	$ 25	$ 2	$ 0	$ 1	$ 38	$ 231
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	0	3	7
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	3	7
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	2
Administrative and other charges	0	0	0	0	0	1
Total expenses	0	0	0	0	0	3
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	1	1	9
Administrative and other charges	0	0	0	0	0	2
Total expenses	0	0	0	1	1	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	2	0	0	0	0	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	3	0	0	0	0	0
Total expenses	3	0	0	1	4	21
Net investment income (loss)	22	2	0	0	34	210
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	0	1	6	30	78
Realized gain distributions	6	1	0	0	13	172
Net realized gain (loss) on investments	7	1	1	6	43	250
Unrealized appreciation (depreciation)	41	8	18	29	(6)	444
Net increase (decrease) in net assets from operations	$ 70	$ 11	$ 19	$ 35	$ 71	$ 904

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 70% (a)	VIP - FundsManager 85% (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Income:
Dividends	$ 200	$ 71	$ 222	$ 373	$ 93	$ 6
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	9	9	231	33	41	42
Administrative and other charges	1	1	15	3	3	4
Total expenses	10	10	246	36	44	46
Fidelity Income Advantage:
Mortality and expense risk charges	6	1	10	2	4	6
Administrative and other charges	2	0	3	1	1	2
Total expenses	8	1	13	3	5	8
Fidelity Personal Retirement:
Mortality and expense risk charges	7	4	2	0	1	1
Administrative and other charges	2	1	0	0	0	0
Total expenses	9	5	2	0	1	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	27	16	261	39	50	55
Net investment income (loss)	173	55	(39)	334	43	(49)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	86	3	6,751	122	574	562
Realized gain distributions	208	97	683	81	230	485
Net realized gain (loss) on investments	294	100	7,434	203	804	1,047
Unrealized appreciation (depreciation)	664	492	750	(125)	319	605
Net increase (decrease) in net assets from operations	$ 1,131	$ 647	$ 8,145	$ 412	$ 1,166	$ 1,603

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications (b)	OMIF - Large Cap Growth
Income:
Dividends	$ 0	$ 0	$ 47	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	14	53	23	45	49
Administrative and other charges	1	4	1	3	3
Total expenses	15	57	24	48	52
Fidelity Income Advantage:
Mortality and expense risk charges	1	7	3	1	3
Administrative and other charges	0	2	1	0	1
Total expenses	1	9	4	1	4
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	16	66	28	49	56
Net investment income (loss)	(16)	(66)	19	(49)	(56)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(677)	374	(259)	(37,147)	(5,237)
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(677)	374	(259)	(37,147)	(5,237)
Unrealized appreciation (depreciation)	814	836	949	37,416	5,787
Net increase (decrease) in net assets from operations	$ 121	$ 1,144	$ 709	$ 220	$ 494

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery (b)	WFAF - Advantage VT Opportunity (b)	CST - Small Cap Core I (b)	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets (a)
Income:
Dividends	$ 0	$ 0	$ 0	$ 21	$ 0	$ 4
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	41	30	32	14	18	3
Administrative and other charges	3	2	3	1	2	0
Total expenses	44	32	35	15	20	3
Fidelity Income Advantage:
Mortality and expense risk charges	4	3	1	1	2	0
Administrative and other charges	1	1	0	0	1	0
Total expenses	5	4	1	1	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	49	36	36	16	23	4
Net investment income (loss)	(49)	(36)	(36)	5	(23)	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(997)	5	(1,180)	62	51	7
Realized gain distributions	0	494	0	0	0	49
Net realized gain (loss) on investments	(997)	499	(1,180)	62	51	56
Unrealized appreciation (depreciation)	1,791	(7)	1,256	245	178	249
Net increase (decrease) in net assets from operations	$ 745	$ 456	$ 40	$ 312	$ 206	$ 305

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class (a)		VIP - High Income		VIP - High Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 2,956	$ 1,657	$ 1,156	$ 11	$ 1,425	$ 3,681	$ 327	$ 62
Net realized gain (loss) on investments	0	0	0	0	(50)	93	61	0
Unrealized appreciation (depreciation)	0	0	0	0	788	(3,317)	(63)	(55)
Net increase (decrease) in net assets from operations	2,956	1,657	1,156	11	2,163	457	325	7
Contract Transactions:
Payments received from contract owners	9,532	13,657	56,715	4,066	167	651	1,868	130
Transfers between sub-accounts and the fixed account, net	12,686	5,047	(13,043)	840	(3,144)	(4,312)	1,461	727
Contract benefits	(1,014)	(929)	(8)	0	(430)	(344)	0	0
Contract terminations	(20,737)	(24,136)	(1,392)	(3)	(962)	(1,477)	0	0
Contract maintenance charges	(11)	(12)	0	0	(3)	(5)	0	0
Other transfers (to) from EFILI, net	(7)	25	(1)	1	(1)	6	(1)	(1)
Net increase (decrease) in net assets from contract transactions	449	(6,348)	42,271	4,904	(4,373)	(5,481)	3,328	856
Total increase (decrease) in net assets	3,405	(4,691)	43,427	4,915	(2,210)	(5,024)	3,653	863
Net Assets:
Beginning of period	70,696	75,387	4,915	0	23,721	28,745	863	0
End of period	$ 74,101	$ 70,696	$ 48,342	$ 4,915	$ 21,511	$ 23,721	$ 4,516	$ 863
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class (a)		VIP - Growth		VIP - Growth Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 2,932	$ 1,023	$ 207	$ 0	$ (303)	$ (251)	$ 0	$ 0
Net realized gain (loss) on investments	16,547	6,408	942	0	(3,302)	(4,336)	44	0
Unrealized appreciation (depreciation)	934	(1,661)	153	(6)	7,934	8,371	145	(6)
Net increase (decrease) in net assets from operations	20,413	5,770	1,302	(6)	4,329	3,784	189	(6)
Contract Transactions:
Payments received from contract owners	1,139	1,300	2,189	402	462	811	1,064	196
Transfers between sub-accounts and the fixed account, net	(6,339)	(8,742)	6,016	1,658	(10,101)	(11,557)	1,918	773
Contract benefits	(1,886)	(1,476)	0	0	(996)	(691)	0	0
Contract terminations	(6,919)	(7,294)	(1)	0	(4,671)	(4,602)	(10)	0
Contract maintenance charges	(19)	(22)	0	0	(17)	(20)	0	0
Other transfers (to) from EFILI, net	(32)	(21)	0	0	(19)	24	0	0
Net increase (decrease) in net assets from contract transactions	(14,056)	(16,255)	8,204	2,060	(15,342)	(16,035)	2,972	969
Total increase (decrease) in net assets	6,357	(10,485)	9,506	2,054	(11,013)	(12,251)	3,161	963
Net Assets:
Beginning of period	116,260	126,745	2,054	0	81,528	93,779	963	0
End of period	$ 122,617	$ 116,260	$ 11,560	$ 2,054	$ 70,515	$ 81,528	$ 4,124	$ 963

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class (a)		VIP - Investment Grade Bond (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 22	$ (24)	$ (8)	$ (11)	$ 7	$ 0	$ 1,967	$ 1,906
Net realized gain (loss) on investments	426	(142)	819	313	129	0	(459)	1,449
Unrealized appreciation (depreciation)	2,621	3,416	766	756	559	50	272	(2,489)
Net increase (decrease) in net assets from operations	3,069	3,250	1,577	1,058	695	50	1,780	866
Contract Transactions:
Payments received from contract owners	(15)	0	419	439	1,740	208	433	1,488
Transfers between sub-accounts and the fixed account, net	(3,075)	(3,377)	2,328	2,451	3,115	924	(9,344)	(1,085)
Contract benefits	(350)	(125)	(144)	(56)	0	0	(1,248)	(1,341)
Contract terminations	(1,140)	(1,137)	(348)	(331)	(6)	0	(4,205)	(4,589)
Contract maintenance charges	(5)	(5)	(6)	(3)	(2)	0	(10)	(12)
Other transfers (to) from EFILI, net	3	0	10	9	3	0	(59)	(84)
Net increase (decrease) in net assets from contract transactions	(4,582)	(4,644)	2,259	2,509	4,850	1,132	(14,433)	(5,623)
Total increase (decrease) in net assets	(1,513)	(1,394)	3,836	3,567	5,545	1,182	(12,653)	(4,757)
Net Assets:
Beginning of period	20,659	22,053	7,800	4,233	1,182	0	63,258	68,015
End of period	$ 19,146	$ 20,659	$ 11,636	$ 7,800	$ 6,727	$ 1,182	$ 50,605	$ 63,258
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond Investor Class (a)		VIP - Asset Manager		VIP - Asset Manager Investor Class (a)		VIP - Index 500 (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 65	$ 0	$ 1,193	$ 1,253	$ 6	$ 0	$ 793	$ 832
Net realized gain (loss) on investments	46	0	(175)	(253)	13	0	1,960	1,055
Unrealized appreciation (depreciation)	161	14	2,603	951	68	1	8,944	1,362
Net increase (decrease) in net assets from operations	272	14	3,621	1,951	87	1	11,697	3,249
Contract Transactions:
Payments received from contract owners	4,375	727	196	685	275	153	3,176	2,081
Transfers between sub-accounts and the fixed account, net	1,647	934	(4,786)	(3,772)	1,074	122	(4,705)	(4,246)
Contract benefits	(16)	0	(1,356)	(974)	0	0	(1,039)	(836)
Contract terminations	(57)	(1)	(5,100)	(3,700)	(2)	0	(4,397)	(4,285)
Contract maintenance charges	0	0	(10)	(11)	0	0	(17)	(19)
Other transfers (to) from EFILI, net	0	1	(26)	21	0	0	25	23
Net increase (decrease) in net assets from contract transactions	5,949	1,661	(11,082)	(7,751)	1,347	275	(6,957)	(7,282)
Total increase (decrease) in net assets	6,221	1,675	(7,461)	(5,800)	1,434	276	4,740	(4,033)
Net Assets:
Beginning of period	1,675	0	63,403	69,203	276	0	84,730	88,763
End of period	$ 7,896	$ 1,675	$ 55,942	$ 63,403	$ 1,710	$ 276	$ 89,470	$ 84,730

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager: Growth (b)		VIP - Asset Manager: Growth Investor Class (a)		VIP - Contrafund (b)		VIP - Contrafund Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 191	$ 295	$ 5	$ 0	$ 835	$ (906)	$ 133	$ (1)
Net realized gain (loss) on investments	(485)	(744)	27	0	27,526	4,561	1,513	0
Unrealized appreciation (depreciation)	1,181	876	10	0	(9,642)	22,233	(261)	3
Net increase (decrease) in net assets from operations	887	427	42	0	18,719	25,888	1,385	2
Contract Transactions:
Payments received from contract owners	201	311	284	0	2,003	2,856	5,660	1,213
Transfers between sub-accounts and the fixed account, net	(1,819)	(3,018)	140	143	(19,621)	8,288	10,041	1,932
Contract benefits	(401)	(271)	0	0	(2,409)	(1,456)	0	0
Contract terminations	(547)	(927)	0	0	(8,430)	(7,797)	(113)	0
Contract maintenance charges	(3)	(5)	0	0	(39)	(37)	0	0
Other transfers (to) from EFILI, net	4	4	0	0	(27)	21	0	1
Net increase (decrease) in net assets from contract transactions	(2,565)	(3,906)	424	143	(28,523)	1,875	15,588	3,146
Total increase (decrease) in net assets	(1,678)	(3,479)	466	143	(9,804)	27,763	16,973	3,148
Net Assets:
Beginning of period	15,833	19,312	143	0	188,503	160,740	3,148	0
End of period	$ 14,155	$ 15,833	$ 609	$ 143	$ 178,699	$ 188,503	$ 20,121	$ 3,148
(In thousands)	Subaccounts Investing In:
	VIP - Balanced (b)		VIP - Balanced Investor Class (a)		VIP - Dynamic Capital Appreciation (b)		VIP - Dynamic Capital Appreciation Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 223	$ 278	$ 18	$ 0	$ (16)	$ (18)	$ 5	$ 0
Net realized gain (loss) on investments	915	99	79	0	618	72	64	0
Unrealized appreciation (depreciation)	812	468	356	4	(86)	389	21	0
Net increase (decrease) in net assets from operations	1,950	845	453	4	516	443	90	0
Contract Transactions:
Payments received from contract owners	592	1,160	3,619	682	68	83	356	27
Transfers between sub-accounts and the fixed account, net	53	961	2,679	13	211	2,191	1,234	0
Contract benefits	(364)	(238)	0	0	(68)	(22)	(17)	0
Contract terminations	(999)	(939)	(37)	0	(86)	(34)	0	0
Contract maintenance charges	(3)	(3)	0	0	(1)	0	0	0
Other transfers (to) from EFILI, net	(11)	6	(2)	0	(8)	2	0	0
Net increase (decrease) in net assets from contract transactions	(732)	947	6,259	695	116	2,220	1,573	27
Total increase (decrease) in net assets	1,218	1,792	6,712	699	632	2,663	1,663	27
Net Assets:
Beginning of period	18,348	16,556	699	0	4,394	1,731	27	0
End of period	$ 19,566	$ 18,348	$ 7,411	$ 699	$ 5,026	$ 4,394	$ 1,690	$ 27

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Growth & Income (b)		VIP - Growth & Income Investor Class (a)		VIP - Growth Opportunities (b)		VIP - Growth Opportunities Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 32	$ 237	$ 2	$ 0	$ (2)	$ 16	$ 0	$ 0
Net realized gain (loss) on investments	574	(608)	28	0	(471)	227	6	0
Unrealized appreciation (depreciation)	2,549	2,276	91	0	873	861	25	0
Net increase (decrease) in net assets from operations	3,155	1,905	121	0	400	1,104	31	0
Contract Transactions:
Payments received from contract owners	182	499	435	55	98	327	114	31
Transfers between sub-accounts and the fixed account, net	(2,983)	(5,142)	753	137	(2,988)	(1,613)	274	12
Contract benefits	(662)	(554)	0	0	(225)	(160)	0	0
Contract terminations	(1,321)	(2,139)	(3)	0	(437)	(805)	0	0
Contract maintenance charges	(6)	(7)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(22)	15	(3)	0	4	9	0	0
Net increase (decrease) in net assets from contract transactions	(4,812)	(7,328)	1,182	192	(3,550)	(2,244)	388	43
Total increase (decrease) in net assets	(1,657)	(5,423)	1,303	192	(3,150)	(1,140)	419	43
Net Assets:
Beginning of period	29,208	34,631	192	0	13,572	14,712	43	0
End of period	$ 27,551	$ 29,208	$ 1,495	$ 192	$ 10,422	$ 13,572	$ 462	$ 43
(In thousands)	Subaccounts Investing In:
	VIP - Mid Cap (b)		VIP - Mid Cap Investor Class (a)		VIP - Value Strategies (b)		VIP - Value Strategies Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (354)	$ (571)	$ (4)	$ 0	$ (21)	$ (126)	$ 0	$ 0
Net realized gain (loss) on investments	18,720	9,042	352	0	2,114	1,135	149	0
Unrealized appreciation (depreciation)	(10,487)	2,794	128	30	(534)	(906)	40	2
Net increase (decrease) in net assets from operations	7,879	11,265	476	30	1,559	103	189	2
Contract Transactions:
Payments received from contract owners	765	999	2,181	427	246	396	665	100
Transfers between sub-accounts and the fixed account, net	(9,289)	(1,692)	4,233	1,473	(2,754)	(5,565)	290	687
Contract benefits	(995)	(676)	0	0	(86)	(119)	0	0
Contract terminations	(3,903)	(3,811)	(6)	0	(691)	(902)	(6)	0
Contract maintenance charges	(17)	(14)	0	0	(2)	(3)	0	0
Other transfers (to) from EFILI, net	21	23	2	1	5	7	1	0
Net increase (decrease) in net assets from contract transactions	(13,418)	(5,171)	6,410	1,901	(3,282)	(6,186)	950	787
Total increase (decrease) in net assets	(5,539)	6,094	6,886	1,931	(1,723)	(6,083)	1,139	789
Net Assets:
Beginning of period	74,400	68,306	1,931	0	12,211	18,294	789	0
End of period	$ 68,861	$ 74,400	$ 8,817	$ 1,931	$ 10,488	$ 12,211	$ 1,928	$ 789

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Utilities (b)		VIP - Utilities Investor Class (a,b)	VIP - Technology (b)		VIP - Technology Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 65	$ 37	$ 11	$ (58)	$ (30)	$ (1)	$ 0
Net realized gain (loss) on investments	1,245	239	90	718	1	32	0
Unrealized appreciation (depreciation)	(220)	(83)	(6)	(294)	533	(10)	0
Net increase (decrease) in net assets from operations	1,090	193	95	366	504	21	0
Contract Transactions:
Payments received from contract owners	28	77	71	426	119	300	57
Transfers between sub-accounts and the fixed account, net	2,746	899	2,865	(923)	(2,966)	172	164
Contract benefits	(25)	(9)	0	(422)	(44)	0	0
Contract terminations	(112)	(209)	(1)	(316)	(368)	0	0
Contract maintenance charges	(2)	(1)	0	(4)	(7)	0	0
Other transfers (to) from EFILI, net	2	2	0	12	8	(1)	0
Net increase (decrease) in net assets from contract transactions	2,637	759	2,935	(1,227)	(3,258)	471	221
Total increase (decrease) in net assets	3,727	952	3,030	(861)	(2,754)	492	221
Net Assets:
Beginning of period	2,989	2,037	0	7,170	9,924	221	0
End of period	$ 6,716	$ 2,989	$ 3,030	$ 6,309	$ 7,170	$ 713	$ 221
(In thousands)	Subaccounts Investing In:
	VIP - Energy (b)		VIP - Energy Investor Class (a,b)		VIP - Health Care (b)		VIP - Health Care Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (56)	$ (46)	$ 13	$ 2	$ (61)	$ (47)	$ (2)	$ 0
Net realized gain (loss) on investments	5,588	4,199	338	20	749	238	14	0
Unrealized appreciation (depreciation)	(2,864)	820	(272)	(22)	(334)	943	43	(2)
Net increase (decrease) in net assets from operations	2,668	4,973	79	0	354	1,134	55	(2)
Contract Transactions:
Payments received from contract owners	473	613	795	137	138	257	212	206
Transfers between sub-accounts and the fixed account, net	(4,572)	9,484	1,316	385	(2,316)	1,353	593	77
Contract benefits	(206)	(68)	0	0	(30)	(30)	(16)	0
Contract terminations	(1,035)	(1,151)	(6)	0	(574)	(301)	(3)	0
Contract maintenance charges	(18)	(39)	(2)	0	(3)	(9)	0	0
Other transfers (to) from EFILI, net	(6)	3	(1)	0	4	(1)	0	0
Net increase (decrease) in net assets from contract transactions	(5,364)	8,842	2,102	522	(2,781)	1,269	786	283
Total increase (decrease) in net assets	(2,696)	13,815	2,181	522	(2,427)	2,403	841	281
Net Assets:
Beginning of period	22,720	8,905	522	0	9,481	7,078	281	0
End of period	$ 20,024	$ 22,720	$ 2,703	$ 522	$ 7,054	$ 9,481	$ 1,122	$ 281

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Financial Services (b)		VIP - Financial Services Investor Class (a)		VIP - Industrials (b)		VIP - Industrials Investor Class (a,b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 10	$ 19	$ 1	$ 0	$ 3	$ (8)	$ 6	$ 0
Net realized gain (loss) on investments	797	316	6	0	843	701	105	3
Unrealized appreciation (depreciation)	(195)	(144)	82	0	(294)	(276)	(80)	(3)
Net increase (decrease) in net assets from operations	612	191	89	0	552	417	31	0
Contract Transactions:
Payments received from contract owners	80	75	210	19	32	117	76	35
Transfers between sub-accounts and the fixed account, net	329	(537)	653	118	24	(4)	762	0
Contract benefits	(24)	(54)	0	0	(47)	(21)	0	0
Contract terminations	(94)	(194)	0	0	(64)	(174)	0	0
Contract maintenance charges	(2)	(2)	0	0	(4)	(2)	0	0
Other transfers (to) from EFILI, net	2	1	(1)	0	20	1	(2)	1
Net increase (decrease) in net assets from contract transactions	291	(711)	862	137	(39)	(83)	836	36
Total increase (decrease) in net assets	903	(520)	951	137	513	334	867	36
Net Assets:
Beginning of period	3,549	4,069	137	0	3,793	3,459	36	0
End of period	$ 4,452	$ 3,549	$ 1,088	$ 137	$ 4,306	$ 3,793	$ 903	$ 36
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary (b)		VIP - Consumer Discretionary Investor Class (a,b)		VIP - Real Estate (b)		VIP - Real Estate Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 0	$ (5)	$ 0	$ 0	$ 156	$ 208	$ 31	$ 4
Net realized gain (loss) on investments	21	29	0	0	3,618	1,802	274	9
Unrealized appreciation (depreciation)	28	(24)	11	0	446	(497)	138	(13)
Net increase (decrease) in net assets from operations	49	0	11	0	4,220	1,513	443	0
Contract Transactions:
Payments received from contract owners	28	23	10	25	229	471	470	21
Transfers between sub-accounts and the fixed account, net	323	(232)	117	0	1,447	311	5,053	155
Contract benefits	(12)	(2)	0	0	(122)	(90)	0	0
Contract terminations	(31)	(63)	0	0	(696)	(729)	0	0
Contract maintenance charges	(1)	0	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	0	0	(1)	0	8	7	1	0
Net increase (decrease) in net assets from contract transactions	307	(274)	126	25	863	(33)	5,524	176
Total increase (decrease) in net assets	356	(274)	137	25	5,083	1,480	5,967	176
Net Assets:
Beginning of period	446	720	25	0	12,132	10,652	176	0
End of period	$ 802	$ 446	$ 162	$ 25	$ 17,215	$ 12,132	$ 6,143	$ 176

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Strategic Income (b)		VIP - Strategic Income Investor Class (a)		VIP - Aggressive Growth (a)		VIP - Aggressive Growth Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 319	$ 365	$ 442	$ 34	$ (2)	$ (1)	$ (1)	$ 0
Net realized gain (loss) on investments	200	243	35	5	31	20	18	0
Unrealized appreciation (depreciation)	164	(398)	(29)	(31)	(5)	1	0	0
Net increase (decrease) in net assets from operations	683	210	448	8	24	20	17	0
Contract Transactions:
Payments received from contract owners	402	957	4,837	850	0	4	97	9
Transfers between sub-accounts and the fixed account, net	(1,698)	4,115	4,468	(6)	59	307	180	0
Contract benefits	(158)	(69)	0	0	(1)	(1)	0	0
Contract terminations	(718)	(448)	(1)	0	(1)	(5)	0	0
Contract maintenance charges	(2)	(1)	0	0	0	0	0	0
Other transfers (to) from EFILI, net	3	7	1	0	0	2	0	(1)
Net increase (decrease) in net assets from contract transactions	(2,171)	4,561	9,305	844	57	307	277	8
Total increase (decrease) in net assets	(1,488)	4,771	9,753	852	81	327	294	8
Net Assets:
Beginning of period	10,736	5,965	852	0	327	0	8	0
End of period	$ 9,248	$ 10,736	$ 10,605	$ 852	$ 408	$ 327	$ 302	$ 8
(In thousands)	Subaccounts Investing In:
	VIP - International Capital Appreciation (a)		VIP - International Capital Appreciation, Class R (a)	VIP - International Capital Appreciation Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 14	$ 0	$ (11)	$ 13	$ 1
Net realized gain (loss) on investments	52	2	27	108	0
Unrealized appreciation (depreciation)	(22)	30	136	72	19
Net increase (decrease) in net assets from operations	44	32	152	193	20
Contract Transactions:
Payments received from contract owners	20	63	96	1,061	150
Transfers between sub-accounts and the fixed account, net	(513)	357	1,864	589	247
Contract benefits	(1)	0	(10)	(17)	0
Contract terminations	0	(3)	(1)	(5)	0
Contract maintenance charges	0	0	0	0	0
Other transfers (to) from EFILI, net	1	0	(18)	1	0
Net increase (decrease) in net assets from contract transactions	(493)	417	1,931	1,629	397
Total increase (decrease) in net assets	(449)	449	2,083	1,822	417
Net Assets:
Beginning of period	449	0	0	417	0
End of period	$ 0	$ 449	$ 2,083	$ 2,239	$ 417

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders (a)		VIP - Value Leaders Investor Class (a)		VIP - Value (a)		VIP - Value Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 1	$ 4	$ 13	$ 0	$ 4	$ 1	$ 12	$ 0
Net realized gain (loss) on investments	196	7	48	0	55	8	25	0
Unrealized appreciation (depreciation)	113	74	103	0	104	13	110	0
Net increase (decrease) in net assets from operations	310	85	164	0	163	22	147	0
Contract Transactions:
Payments received from contract owners	18	15	619	61	140	151	941	147
Transfers between sub-accounts and the fixed account, net	155	2,097	1,158	10	698	573	660	4
Contract benefits	(19)	(5)	0	0	(46)	(2)	0	0
Contract terminations	(266)	0	0	0	(37)	(37)	(7)	0
Contract maintenance charges	(1)	0	0	0	(1)	0	0	0
Other transfers (to) from EFILI, net	1	0	0	0	(1)	1	0	0
Net increase (decrease) in net assets from contract transactions	(112)	2,107	1,777	71	753	686	1,594	151
Total increase (decrease) in net assets	198	2,192	1,941	71	916	708	1,741	151
Net Assets:
Beginning of period	2,192	0	71	0	708	0	151	0
End of period	$ 2,390	$ 2,192	$ 2,012	$ 71	$ 1,624	$ 708	$ 1,892	$ 151
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock (a)		VIP - Growth Stock Investor Class (a)		VIP - Freedom Income (a)		VIP - Freedom Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (9)	$ (5)	$ 0	$ 0	$ 22	$ 5	$ 1	$ 0
Net realized gain (loss) on investments	6	3	(5)	0	12	2	6	0
Unrealized appreciation (depreciation)	(29)	35	(3)	0	19	5	31	6
Net increase (decrease) in net assets from operations	(32)	33	(8)	0	53	12	38	6
Contract Transactions:
Payments received from contract owners	1	0	63	3	22	65	224	451
Transfers between sub-accounts and the fixed account, net	(976)	1,458	0	35	192	742	139	0
Contract benefits	(9)	(5)	0	0	0	0	0	0
Contract terminations	(79)	(2)	0	0	(32)	(92)	(36)	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(1)	2	0	1	(1)	0	0	0
Net increase (decrease) in net assets from contract transactions	(1,064)	1,453	63	39	181	715	327	451
Total increase (decrease) in net assets	(1,096)	1,486	55	39	234	727	365	457
Net Assets:
Beginning of period	1,486	0	39	0	727	0	457	0
End of period	$ 390	$ 1,486	$ 94	$ 39	$ 961	$ 727	$ 822	$ 457

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005 (a)		VIP - Freedom 2005 Investor Class (a)		VIP - Freedom 2010 (a)		VIP - Freedom 2010 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 10	$ 1	$ 0	$ 0	$ 17	$ 7	$ (2)	$ 0
Net realized gain (loss) on investments	14	10	0	0	110	11	5	0
Unrealized appreciation (depreciation)	10	4	33	0	69	24	158	0
Net increase (decrease) in net assets from operations	34	15	33	0	196	42	161	0
Contract Transactions:
Payments received from contract owners	0	175	291	0	72	827	1,726	124
Transfers between sub-accounts and the fixed account, net	328	137	0	106	168	1,581	579	17
Contract benefits	0	0	0	0	0	0	0	0
Contract terminations	(10)	(185)	0	0	(742)	(154)	(54)	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(1)	0	0	0	0	0	1	(1)
Net increase (decrease) in net assets from contract transactions	317	127	291	106	(502)	2,254	2,252	140
Total increase (decrease) in net assets	351	142	324	106	(306)	2,296	2,413	140
Net Assets:
Beginning of period	142	0	106	0	2,296	0	140	0
End of period	$ 493	$ 142	$ 430	$ 106	$ 1,990	$ 2,296	$ 2,553	$ 140
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015 (a)		VIP - Freedom 2015 Investor Class (a)		VIP - Freedom 2020 (a)		VIP - Freedom 2020 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 18	$ 9	$ (2)	$ 0	$ 17	$ 7	$ (1)	$ 0
Net realized gain (loss) on investments	134	0	7	0	125	3	8	0
Unrealized appreciation (depreciation)	130	71	180	3	110	79	211	3
Net increase (decrease) in net assets from operations	282	80	185	3	252	89	218	3
Contract Transactions:
Payments received from contract owners	800	119	1,684	91	321	7	1,848	166
Transfers between sub-accounts and the fixed account, net	695	2,258	1,131	21	202	1,929	1,694	1
Contract benefits	0	0	0	0	(1)	0	0	0
Contract terminations	(657)	0	(12)	0	(393)	0	0	0
Contract maintenance charges	0	0	0	0	(2)	0	0	0
Other transfers (to) from EFILI, net	0	0	0	0	1	(1)	1	0
Net increase (decrease) in net assets from contract transactions	838	2,377	2,803	112	128	1,935	3,543	167
Total increase (decrease) in net assets	1,120	2,457	2,988	115	380	2,024	3,761	170
Net Assets:
Beginning of period	2,457	0	115	0	2,024	0	170	0
End of period	$ 3,577	$ 2,457	$ 3,103	$ 115	$ 2,404	$ 2,024	$ 3,931	$ 170

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025 (a)		VIP - Freedom 2025 Investor Class (a)		VIP - Freedom 2030 (a)		VIP - Freedom 2030 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 11	$ 1	$ 0	$ 0	$ 10	$ 1	$ (1)	$ 0
Net realized gain (loss) on investments	38	0	8	0	63	1	7	0
Unrealized appreciation (depreciation)	36	16	57	4	3	27	64	0
Net increase (decrease) in net assets from operations	85	17	65	4	76	29	70	0
Contract Transactions:
Payments received from contract owners	130	2	222	121	25	32	723	1
Transfers between sub-accounts and the fixed account, net	454	328	394	51	521	454	279	7
Contract benefits	0	0	0	0	0	0	0	0
Contract terminations	0	0	(23)	0	(120)	(10)	0	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	0	0	0	0	0	0	0
Net increase (decrease) in net assets from contract transactions	584	330	593	172	426	476	1,002	8
Total increase (decrease) in net assets	669	347	658	176	502	505	1,072	8
Net Assets:
Beginning of period	347	0	176	0	505	0	8	0
End of period	$ 1,016	$ 347	$ 834	$ 176	$ 1,007	$ 505	$ 1,080	$ 8
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I (a)	VIP - Freedom Lifetime Income II (a)	VIP - Disciplined Small Cap (a)	VIP - Disciplined Small Cap Investor Class(a)	VIP - FundsManager 20% (a)	VIP - FundsManager 50% (a)
	12/31/06	12/31/06	12/31/06	12/31/06	12/31/06	12/31/06
Operations:
Net investment income (loss)	$ 27	$ 2	$ 0	$ 0	$ 34	$ 210
Net realized gain (loss) on investments	2	1	1	6	43	250
Unrealized appreciation (depreciation)	41	8	18	29	(6)	444
Net increase (decrease) in net assets from operations	70	11	19	35	71	904
Contract Transactions:
Payments received from contract owners	0	0	48	268	1,668	8,300
Transfers between sub-accounts and the fixed account, net	1,486	185	333	638	1,164	10,771
Contract benefits	(22)	(2)	(1)	0	(4)	(15)
Contract terminations	0	0	(1)	0	0	(72)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	0	0	(1)	2	13
Net increase (decrease) in net assets from contract transactions	1,464	183	379	905	2,830	18,997
Total increase (decrease) in net assets	1,534	194	398	940	2,901	19,901
Net Assets:
Beginning of period	0	0	0	0	0	0
End of period	$ 1,534	$ 194	$ 398	$ 940	$ 2,901	$ 19,901

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 70% (a)	VIP - FundsManager 85% (a)	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity
	12/31/06	12/31/06	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 173	$ 55	$ (39)	$ (88)	$ 334	$ 376	$ 43	$ 15
Net realized gain (loss) on investments	294	100	7,434	1,244	203	199	804	204
Unrealized appreciation (depreciation)	664	492	750	4,778	(125)	13	319	97
Net increase (decrease) in net assets from operations	1,131	647	8,145	5,934	412	588	1,166	316
Contract Transactions:
Payments received from contract owners	8,364	3,865	523	304	122	220	233	177
Transfers between sub-accounts and the fixed account, net	11,549	5,179	(1,344)	10,307	(1,601)	90	(559)	(175)
Contract benefits	(46)	(30)	(362)	(258)	(36)	(29)	(72)	(70)
Contract terminations	(40)	(10)	(557)	(550)	(117)	(98)	(137)	(241)
Contract maintenance charges	0	(1)	(5)	(3)	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	4	16	6	2	2	(13)	3	1
Net increase (decrease) in net assets from contract transactions	19,831	9,019	(1,739)	9,802	(1,631)	169	(533)	(309)
Total increase (decrease) in net assets	20,962	9,666	6,406	15,736	(1,219)	757	633	7
Net Assets:
Beginning of period	0	0	30,287	14,551	5,680	4,923	6,280	6,273
End of period	$ 20,962	$ 9,666	$ 36,693	$ 30,287	$ 4,461	$ 5,680	$ 6,913	$ 6,280
(In thousands)	Subaccounts Investing In:
	UIF - International Magnum		OMIF - Growth II (b)		OMIF - Small Cap (b)		OMIF - Select Value (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (49)	$ 24	$ (16)	$ (20)	$ (66)	$ (80)	$ 19	$ 45
Net realized gain (loss) on investments	1,047	191	(677)	(2,019)	374	199	(259)	(304)
Unrealized appreciation (depreciation)	605	265	814	2,250	836	(120)	949	405
Net increase (decrease) in net assets from operations	1,603	480	121	211	1,144	(1)	709	146
Contract Transactions:
Payments received from contract owners	261	175	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	3,832	408	(306)	(882)	(1,801)	(1,923)	(1,024)	(787)
Contract benefits	(81)	(58)	(25)	(7)	(108)	(97)	(35)	(59)
Contract terminations	(186)	(151)	(85)	(169)	(473)	(614)	(272)	(272)
Contract maintenance charges	(1)	(1)	(1)	(1)	(2)	(2)	(1)	(1)
Other transfers (to) from EFILI, net	4	2	1	0	(14)	5	1	3
Net increase (decrease) in net assets from contract transactions	3,829	375	(416)	(1,059)	(2,398)	(2,631)	(1,331)	(1,116)
Total increase (decrease) in net assets	5,432	855	(295)	(848)	(1,254)	(2,632)	(622)	(970)
Net Assets:
Beginning of period	5,222	4,367	2,069	2,917	8,688	11,320	3,831	4,801
End of period	$ 10,654	$ 5,222	$ 1,774	$ 2,069	$ 7,434	$ 8,688	$ 3,209	$ 3,831

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	OMIF - Columbus Circle Technology & Communications (b)		OMIF - Large Cap Growth (b)		WFAF - Advantage VT Discovery (b)		WFAF - Advantage VT Opportunity (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (49)	$ (63)	$ (56)	$ (69)	$ (49)	$ (52)	$ (36)	$ (40)
Net realized gain (loss) on investments	(37,147)	(11,914)	(5,237)	(9,208)	(997)	(1,592)	499	(135)
Unrealized appreciation (depreciation)	37,416	12,471	5,787	9,450	1,791	2,115	(7)	482
Net increase (decrease) in net assets from operations	220	494	494	173	745	471	456	307
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,433)	(2,285)	(1,385)	(2,563)	(685)	(1,185)	(762)	(967)
Contract benefits	(112)	(68)	(167)	(68)	(385)	(38)	(71)	(63)
Contract terminations	(604)	(590)	(536)	(521)	(196)	(314)	(174)	(331)
Contract maintenance charges	(4)	(6)	(2)	(3)	(2)	(2)	(1)	(2)
Other transfers (to) from EFILI, net	0	0	2	(1)	1	1	2	2
Net increase (decrease) in net assets from contract transactions	(2,153)	(2,949)	(2,088)	(3,156)	(1,267)	(1,538)	(1,006)	(1,361)
Total increase (decrease) in net assets	(1,933)	(2,455)	(1,594)	(2,983)	(522)	(1,067)	(550)	(1,054)
Net Assets:
Beginning of period	7,284	9,739	7,869	10,852	6,066	7,133	4,681	5,735
End of period	$ 5,351	$ 7,284	$ 6,275	$ 7,869	$ 5,544	$ 6,066	$ 4,131	$ 4,681
(In thousands)	Subaccounts Investing In:
	CST - Small Cap Core I (b)		CST - International Focus		CST - Global Small Cap Focus (b)		Lazard - Retirement Emerging Markets (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06
Operations:
Net investment income (loss)	$ (36)	$ (48)	$ 5	$ 0	$ (23)	$ (16)	$ 0
Net realized gain (loss) on investments	(1,180)	(88)	62	(66)	51	92	56
Unrealized appreciation (depreciation)	1,256	(135)	245	292	178	179	249
Net increase (decrease) in net assets from operations	40	(271)	312	226	206	255	305
Contract Transactions:
Payments received from contract owners	39	174	8	16	59	33	204
Transfers between sub-accounts and the fixed account, net	(1,007)	(2,698)	26	132	(219)	107	3,001
Contract benefits	(41)	(42)	(7)	(6)	(27)	(17)	(3)
Contract terminations	(213)	(436)	(37)	(67)	(100)	(219)	(33)
Contract maintenance charges	(1)	(1)	(1)	0	(1)	(1)	0
Other transfers (to) from EFILI, net	0	3	1	0	3	2	3
Net increase (decrease) in net assets from contract transactions	(1,223)	(3,000)	(10)	75	(285)	(95)	3,172
Total increase (decrease) in net assets	(1,183)	(3,271)	302	301	(79)	160	3,477
Net Assets:
Beginning of period	4,500	7,771	1,831	1,530	2,317	2,157	0
End of period	$ 3,317	$ 4,500	$ 2,133	$ 1,831	$ 2,238	$ 2,317	$ 3,477

(a) New fund. See Note 1
b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp., on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income variable annuity contracts. The net assets and units of Fidelity Retirement Reserve contracts that have annuitized are reported with Fidelity Income Advantage. The Fidelity Personal Retirement and Fidelity Freedom Lifetime Income variable annuity contracts began funding the Account in 2005 and 2006, respectively. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")

During 2006, the following Underlying Funds were added:

VIP - International Capital Appreciation, Class R
VIP - Freedom Lifetime Income I
VIP - Freedom Lifetime Income II
VIP - Freedom Lifetime Income III
VIP - Disciplined Small Cap
VIP - Disciplined Small Cap Investor Class
VIP - FundsManager 20%
VIP - FundsManager 50%
VIP - FundsManager 70%
VIP - FundsManager 85%
Lazard - Retirement Emerging Markets

The Underlying Funds added during 2006 commenced operations on May 1, 2006.

During 2006, the following Underlying Funds were renamed:

Old Name	New Name
VIP - Consumer Industries	VIP - Consumer Discretionary
VIP - Consumer Industries Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Cyclical Industries	VIP - Industrials
VIP - Cyclical Industries Investor Class	VIP - Industrials Investor Class
VIP - Natural Resources	VIP - Energy
VIP - Natural Resources Investor Class	VIP - Energy Investor Class
VIP - Telecom & Utilities	VIP - Utilities
VIP - Telecom & Utilities Investor Class	VIP - Utilities Investor Class
OMIF - Technologies & Communications	OMIF - Columbus Circle Technology & Communications
WFAF - Discovery	WFAF - Advantage VT Discovery
WFAF - Opportunity	WFAF - Advantage VT Opportunity
CST - Small Cap Growth	CST - Small Cap Core I

Effective March 1, 2006, all of the shares in the initial share class of the VIP - International Capital Appreciation Fund were transferred to the redemption share class of the VIP - International Capital Appreciation Fund. The investment objectives and strategies of the two funds are substantially the same.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

1. Organization - continued

During 2005, the Fidelity Variable Insurance Products Funds ("Investor Class") was added to the fund group and the following fund groups were renamed:

Old Name	New Name
Fidelity Variable Insurance Products Funds II	Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds III	Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds IV	Fidelity Variable Insurance Products Funds
PBHG Insurance Series Funds	Old Mutual Insurance Series Fund
Strong Variable Insurance Funds	Wells Fargo Advantage Variable Trust Funds

During 2005, the following Underlying Funds were added:

VIP - Money Market Investor Class	VIP - Aggressive Growth
VIP - High Income Investor Class	VIP - Aggressive Growth Investor Class
VIP - Equity-Income Investor Class	VIP - International Capital Appreciation
VIP - Growth Investor Class	VIP - International Capital Appreciation Investor Class
VIP - Overseas, Class R Investor Class	VIP - Value Leaders
VIP - Investment Grade Bond Investor Class	VIP - Value Leaders Investor Class
VIP - Asset Manager Investor Class	VIP - Value
VIP - Asset Manager: Growth Investor Class	VIP - Value Investor Class
VIP - Contrafund Investor Class	VIP - Growth Stock
VIP - Balanced Investor Class	VIP - Growth Stock Investor Class
VIP - Dynamic Capital Appreciation Investor Class	VIP - Freedom Income
VIP - Growth & Income Investor Class	VIP - Freedom Income Investor Class
VIP - Growth Opportunities Investor Class	VIP - Freedom 2005
VIP - Mid Cap Investor Class	VIP - Freedom 2005 Investor Class
VIP - Value Strategies Investor Class	VIP - Freedom 2010
VIP - Telecomm. and Utilities Growth Investor Class	VIP - Freedom 2010 Investor Class
VIP - Technology Investor Class	VIP - Freedom 2015
VIP - Natural Resources Investor Class	VIP - Freedom 2015 Investor Class
VIP - Health Care Investor Class	VIP - Freedom 2020
VIP - Financial Services Investor Class	VIP - Freedom 2020 Investor Class
VIP - Cyclical Industries Investor Class	VIP - Freedom 2025
VIP - Consumer Industries Investor Class	VIP - Freedom 2025 Investor Class
VIP - Real Estate Investor Class	VIP - Freedom 2030
VIP - Strategic Income Investor Class	VIP - Freedom 2030 Investor Class

The VIP and VIP Investor Class funds added during 2005 commenced operations on July 1, 2005 and August 15, 2005, respectively.

During 2005, the VIP Telecomm. and Utilities Growth Investor Class Fund recorded an increase in net assets of $246. As of December 31, 2005, total net assets and units outstanding were $246 and 25, respectively. As the primary financial statements are presented in thousands, this sub-account has not been reflected.

During 2005, the following Underlying Funds were renamed:

Old Name	New Name
VIP II - Investment Grade Bond	VIP - Investment Grade Bond
VIP II - Asset Manager	VIP - Asset Manager
VIP II - Index 500	VIP - Index 500
VIP II - Asset Manager: Growth	VIP - Asset Manager: Growth
VIP II - Contrafund	VIP - Contrafund
VIP III - Balanced	VIP - Balanced
VIP III - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation
VIP III - Growth & Income	VIP - Growth & Income
VIP III - Growth Opportunities	VIP - Growth Opportunities
VIP III - Mid Cap	VIP - Mid Cap
VIP III - Value Strategies	VIP - Value Strategies
VIP IV - Telecomm. and Utilities Growth	VIP - Telecomm. and Utilities Growth
VIP IV - Technology	VIP - Technology
VIP IV - Natural Resources	VIP - Natural Resources
VIP IV - Heath Care	VIP - Heath Care

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

1. Organization - continued

Old Name	New Name
VIP IV - Financial Services	VIP - Financial Services
VIP IV - Cyclical Industries	VIP - Cyclical Industries
VIP IV - Consumer Industries	VIP - Consumer Industries
VIP IV - Real Estate	VIP - Real Estate
VIP IV - Strategic Income	VIP - Strategic Income
PBHG - Growth II	OMIF - Growth II
PBHG - Small Cap	OMIF - Small Cap
PBHG - Select Value	OMIF - Select Value
PBHG - Technology & Communications	OMIF - Technologies & Communications
PBHG - Select 20	OMIF - Large Cap Growth
SVIF - Mid Cap Growth Fund II	WFAF - Discovery
SVIF - Opportunity Fund II	WFAF - Opportunity
CST - Post Venture Capital	CST - Global Small Cap Focus

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

Annuity and accumulation reserves are computed for contracts based on the 1983 Basic and 1983a Individual Annuitant Mortality Tables. For variable payout annuity contracts, the assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI. In addition, a payable to EFILI of $11,100 represents seed money held in the subaccounts as of December 31, 2006.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Tranactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Health Care Investor Class
VIP - Overseas, Class R Investor Class	VIP - Financial Services
VIP - Utilities	VIP - Financial Services Investor Class
VIP - Utilities Investor Class	VIP - Industrials
VIP - Technology	VIP - Industrials Investor Class
VIP - Technology Investor Class	VIP - Consumer Discretionary
VIP - Energy	VIP - Consumer Discretionary Investor Class
VIP - Energy Investor Class	VIP - International Capital Appreciation, Class R
VIP - Health Care	VIP - International Capital Appreciation Investor Class

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP portfolios. In 2005, EFILI entered into service agreements with FIIOC and Fidelity Distributors Corporation, respectively, under which EFILI provides certain shareholder account services with respect to VIP Investor Class shares.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2006 were 0.10% to 0.72% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2006:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$59,797	$56,392
VIP - Money Market Investor Class	57,781	14,354
VIP - High Income	4,611	7,610
VIP - High Income Investor Class	4,988	1,272
VIP - Equity-Income	22,928	17,506
VIP - Equity-Income Investor Class	9,830	477
VIP - Growth	1,644	20,592
VIP - Growth Investor Class	3,805	790
VIP - Overseas	310	4,444
VIP - Overseas, Class R	5,506	2,437
VIP - Overseas, Class R Investor Class	6,019	1,034
VIP - Investment Grade Bond	4,237	17,163
VIP - Investment Grade Bond Investor Class	7,638	1,578
VIP - Asset Manager	2,050	12,115
VIP - Asset Manager Investor Class	1,657	290
VIP - Index 500	12,667	16,871
VIP - Asset Manager: Growth	1,044	3,903
VIP - Asset Manager: Growth Investor Class	1,069	614
VIP - Contrafund	21,398	21,560
VIP - Contrafund Investor Class	18,298	1,064
VIP - Balanced	4,760	4,356
VIP - Balanced Investor Class	6,970	613
VIP - Dynamic Capital Appreciation	3,516	2,798
VIP - Dynamic Capital Appreciation Investor Class	2,186	544
VIP - Growth & Income	1,637	5,839
VIP - Growth & Income Investor Class	1,635	424
VIP - Growth Opportunities	476	4,499
VIP - Growth Opportunities Investor Class	579	185
VIP - Mid Cap	20,901	15,954
VIP - Mid Cap Investor Class	7,851	1,093
VIP - Value Strategies	2,864	4,053
VIP - Value Strategies Investor Class	2,240	1,141
VIP - Utilities (b)	8,665	4,717
VIP - Utilities Investor Class (b)	3,047	11
VIP - Technology	3,260	3,828
VIP - Technology Investor Class	747	245
VIP - Energy (b)	11,733	11,565
VIP - Energy Investor Class (b)	3,110	657
VIP - Health Care	1,492	3,584
VIP - Health Care Investor Class	1,197	398
VIP - Financial Services	4,630	3,531
VIP - Financial Services Investor Class	922	54
VIP - Industrials (b)	2,475	1,669
VIP - Industrials Investor Class (b)	1,100	152
VIP - Consumer Discretionary (b)	478	149
VIP - Consumer Discretionary Investor Class (b)	127	0
VIP - Real Estate	10,823	6,187
VIP - Real Estate Investor Class	6,269	440

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income	$2,654	$4,307
VIP - Strategic Income Investor Class	10,286	503
VIP - Aggressive Growth	289	204
VIP - Aggressive Growth Investor Class	468	175
VIP - International Capital Appreciation	1,065	1,484
VIP - International Capital Appreciation, Class R (a)	2,319	370
VIP - International Capital Appreciation Investor Class	2,377	627
VIP - Value Leaders	1,365	1,280
VIP - Value Leaders Investor Class	1,935	97
VIP - Value	1,400	587
VIP - Value Investor Class	1,922	291
VIP - Growth Stock	211	1,277
VIP - Growth Stock Investor Class	364	306
VIP - Freedom Income	454	239
VIP - Freedom Income Investor Class	515	181
VIP - Freedom 2005	556	215
VIP - Freedom 2005 Investor Class	292	1
VIP - Freedom 2010	1,568	1,944
VIP - Freedom 2010 Investor Class	2,390	136
VIP - Freedom 2015	2,398	1,409
VIP - Freedom 2015 Investor Class	2,939	130
VIP - Freedom 2020	1,320	1,050
VIP - Freedom 2020 Investor Class	3,645	95
VIP - Freedom 2025	924	291
VIP - Freedom 2025 Investor Class	783	182
VIP - Freedom 2030	1,238	740
VIP - Freedom 2030 Investor Class	1,292	284
VIP - Freedom Lifetime Income I (a)	1,517	23
VIP - Freedom Lifetime Income II (a)	189	2
VIP - Disciplined Small Cap (a)	403	22
VIP - Disciplined Small Cap Investor Class (a)	1,060	148
VIP - FundsManager 20% (a)	3,875	968
VIP - FundsManager 50% (a)	21,420	1,963
VIP - FundsManager 70% (a)	21,996	1,697
VIP - FundsManager 85% (a)	9,435	262
UIF - Emerging Markets Equity	31,914	26,258
UIF - Emerging Markets Debt	1,719	2,813
UIF - Global Value Equity	3,406	3,093
UIF - International Magnum	7,434	2,607
OMIF - Growth II	0	1,109
OMIF - Small Cap	6	2,095
OMIF - Select Value	48	1,619
OMIF - Columbus Circle Technology & Communications (b)	3	39,352
OMIF - Large Cap Growth	2	7,383
WFAF - Advantage VT Discovery (b)	1	2,313
WFAF - Advantage VT Opportunity (b)	496	1,039
CST - Small Cap Core I (b)	1,402	3,841
CST - International Focus	1,142	1,086
CST - Global Small Cap Focus	1,161	1,418
Lazard - Retirement Emerging Markets (a)	3,422	195

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2006:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	74,107	$ 74,107	$ 1.00
VIP - Money Market Investor Class	48,347	48,347	1.00
VIP - High Income	3,387	32,321	6.35
VIP - High Income Investor Class	712	4,634	6.34
VIP - Equity-Income	4,680	113,904	26.20
VIP - Equity-Income Investor Class	442	11,413	26.15
VIP - Growth	1,966	94,790	35.87
VIP - Growth Investor Class	115	3,984	35.78
VIP - Overseas	799	18,785	23.96
VIP - Overseas, Class R	486	9,702	23.92
VIP - Overseas, Class R Investor Class	281	6,118	23.91
VIP - Investment Grade Bond	3,966	52,945	12.76
VIP - Investment Grade Bond Investor Class	620	7,720	12.74
VIP - Asset Manager	3,561	58,496	15.71
VIP - Asset Manager Investor Class	109	1,641	15.67
VIP - Index 500	554	82,719	161.36
VIP - Asset Manager: Growth	1,041	17,072	13.60
VIP - Asset Manager: Growth Investor Class	45	598	13.56
VIP - Contrafund	5,678	142,996	31.47
VIP - Contrafund Investor Class	641	20,378	31.41
VIP - Balanced	1,252	18,820	15.64
VIP - Balanced Investor Class	475	7,051	15.59
VIP - Dynamic Capital Appreciation	523	4,758	9.61
VIP - Dynamic Capital Appreciation Investor Class	176	1,669	9.61
VIP - Growth & Income	1,709	27,446	16.12
VIP - Growth & Income Investor Class	93	1,403	16.07
VIP - Growth Opportunities	574	12,280	18.16
VIP - Growth Opportunities Investor Class	26	437	18.11
VIP - Mid Cap	1,980	58,067	34.77
VIP - Mid Cap Investor Class	254	8,659	34.69
VIP - Value Strategies	779	10,407	13.47
VIP - Value Strategies Investor Class	144	1,886	13.43
VIP - Utilities (b)	595	6,918	11.29
VIP - Utilities Investor Class (b)	269	3,037	11.26
VIP - Technology	608	6,244	10.37
VIP - Technology Investor Class	69	723	10.34
VIP - Energy (b)	1,052	21,268	19.04
VIP - Energy Investor Class (b)	142	2,996	19.00
VIP - Health Care	536	6,211	13.17
VIP - Health Care Investor Class	85	1,081	13.14
VIP - Financial Services	305	4,250	14.60
VIP - Financial Services Investor Class	75	1,005	14.57
VIP - Industrials (b)	310	4,513	13.90
VIP - Industrials Investor Class (b)	65	986	13.86
VIP - Consumer Discretionary (b)	62	745	12.84
VIP - Consumer Discretionary Investor Class (b)	13	152	12.83
VIP - Real Estate	757	15,906	22.74
VIP - Real Estate Investor Class	271	6,018	22.69

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Strategic Income	864	$ 9,226	$ 10.70
VIP - Strategic Income Investor Class	992	10,665	10.69
VIP - Aggressive Growth	43	411	9.44
VIP - Aggressive Growth Investor Class	32	302	9.41
VIP - International Capital Appreciation, Class R	164	1,948	12.68
VIP - International Capital Appreciation Investor Class	177	2,148	12.65
VIP - Value Leaders	161	2,202	14.81
VIP - Value Leaders Investor Class	136	1,909	14.80
VIP - Value	114	1,507	14.28
VIP - Value Investor Class	133	1,782	14.26
VIP - Growth Stock	32	384	12.07
VIP - Growth Stock Investor Class	8	96	12.05
VIP - Freedom Income	90	936	10.71
VIP - Freedom Income Investor Class	76	785	10.78
VIP - Freedom 2005	43	479	11.41
VIP - Freedom 2005 Investor Class	38	397	11.17
VIP - Freedom 2010	172	1,897	11.59
VIP - Freedom 2010 Investor Class	228	2,394	11.19
VIP - Freedom 2015	300	3,375	11.93
VIP - Freedom 2015 Investor Class	272	2,920	11.40
VIP - Freedom 2020	199	2,215	12.10
VIP - Freedom 2020 Investor Class	341	3,717	11.53
VIP - Freedom 2025	83	964	12.18
VIP - Freedom 2025 Investor Class	72	773	11.62
VIP - Freedom 2030	81	976	12.44
VIP - Freedom 2030 Investor Class	92	1,015	11.72
VIP - Freedom Lifetime Income I	140	1,494	10.98
VIP - Freedom Lifetime Income II	17	186	11.36
VIP - Disciplined Small Cap	34	381	11.56
VIP - Disciplined Small Cap Investor Class	81	912	11.55
VIP - FundsManager 20%	281	2,907	10.34
VIP - FundsManager 50%	1,894	19,457	10.52
VIP - FundsManager 70%	1,970	20,299	10.64
VIP - FundsManager 85%	902	9,173	10.72
UIF - Emerging Markets Equity	1,878	31,883	19.53
UIF - Emerging Markets Debt	500	4,540	8.92
UIF - Global Value Equity	407	6,033	16.99
UIF - International Magnum	747	9,630	14.26
OMIF - Growth II	142	4,763	12.51
OMIF - Small Cap	309	5,821	24.07
OMIF - Select Value	602	22,780	17.64
OMIF - Columbus Circle Technology & Communications (b)	2,004	115,480	2.67
OMIF - Large Cap Growth	182	3,297	10.42
WFAF - Advantage VT Discovery (b)	337	10,115	16.44
WFAF - Advantage VT Opportunity (b)	172	4,668	24.02
CST - Small Cap Core I (b)	213	7,003	15.60
CST - International Focus	155	2,477	13.74
CST - Global Small Cap Focus	153	2,990	14.67
Lazard - Retirement Emerging Markets	153	3,227	22.71

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Money Market
Units Issued	4,407	4,499	399	198
Units Redeemed	(4,370)	(4,779)	(409)	(239)
Net Increase (Decrease)	37	(280)	(10)	(41)
VIP - High Income
Units Issued	133	226	18	19
Units Redeemed	(273)	(403)	(25)	(36)
Net Increase (Decrease)	(140)	(177)	(7)	(17)
VIP - Equity-Income
Units Issued	161	141	37	17
Units Redeemed	(395)	(412)	(35)	(38)
Net Increase (Decrease)	(234)	(271)	2	(21)
VIP - Growth
Units Issued	53	102	6	8
Units Redeemed	(297)	(377)	(25)	(28)
Net Increase (Decrease)	(244)	(275)	(19)	(20)
VIP - Overseas
Units Issued	1	1	0	0
Units Redeemed	(114)	(148)	(10)	(8)
Net Increase (Decrease)	(113)	(147)	(10)	(8)
VIP - Overseas, Class R
Units Issued	473	436	78	34
Units Redeemed	(346)	(253)	(42)	(4)
Net Increase (Decrease)	127	183	36	30
VIP - Investment Grade Bond (b)
Units Issued	137	334	34	33
Units Redeemed	(583)	(513)	(96)	(54)
Net Increase (Decrease)	(446)	(179)	(62)	(21)
VIP - Asset Manager (b)
Units Issued	44	151	1	4
Units Redeemed	(354)	(366)	(27)	(38)
Net Increase (Decrease)	(310)	(215)	(26)	(34)
VIP - Index 500 (b)
Units Issued	166	282	23	20
Units Redeemed	(558)	(558)	(29)	(31)
Net Increase (Decrease)	(392)	(276)	(6)	(11)
VIP - Asset Manager: Growth (b)
Units Issued	38	39	3	0
Units Redeemed	(145)	(202)	(13)	(30)
Net Increase (Decrease)	(107)	(163)	(10)	(30)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Contrafund (b)
Units Issued	374	708	37	37
Units Redeemed	(995)	(650)	(98)	(44)
Net Increase (Decrease)	(621)	58	(61)	(7)
VIP - Balanced (b)
Units Issued	268	262	48	10
Units Redeemed	(339)	(184)	(21)	(25)
Net Increase (Decrease)	(71)	78	27	(15)
VIP - Dynamic Capital Appreciation
Units Issued	262	254	30	29
Units Redeemed	(265)	(109)	(23)	0
Net Increase (Decrease)	(3)	145	7	29
VIP - Growth & Income (b)
Units Issued	63	102	10	11
Units Redeemed	(290)	(484)	(52)	(77)
Net Increase (Decrease)	(227)	(382)	(42)	(66)
VIP - Growth Opportunities (b)
Units Issued	44	145	0	6
Units Redeemed	(292)	(295)	(31)	(35)
Net Increase (Decrease)	(248)	(150)	(31)	(29)
VIP - Mid Cap (b)
Units Issued	877	1,169	47	72
Units Redeemed	(1,491)	(1,394)	(98)	(146)
Net Increase (Decrease)	(614)	(225)	(51)	74
VIP - Value Strategies (b)
Units Issued	104	253	9	13
Units Redeemed	(330)	(717)	(20)	(39)
Net Increase (Decrease)	(226)	(464)	(11)	(26)
VIP - Utilities (b)
Units Issued	650	263	92	11
Units Redeemed	(530)	(188)	0	(11)
Net Increase (Decrease)	120	75	92	0
VIP - Technology (b)
Units Issued	347	315	14	8
Units Redeemed	(461)	(671)	(27)	(23)
Net Increase (Decrease)	(114)	(356)	(13)	(15)
VIP - Energy (b)
Units Issued	557	1,465	22	48
Units Redeemed	(842)	(975)	(23)	(23)
Net Increase (Decrease)	(285)	490	(1)	25

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Health Care (b)
Units Issued	196	473	4	20
Units Redeemed	(419)	(379)	(11)	(9)
Net Increase (Decrease)	(223)	94	(7)	11
VIP - Financial Services (b)
Units Issued	328	119	3	7
Units Redeemed	(298)	(184)	(9)	(3)
Net Increase (Decrease)	30	(65)	(6)	4
VIP - Industrials (b)
Units Issued	127	169	15	34
Units Redeemed	(134)	(194)	(10)	(14)
Net Increase (Decrease)	(7)	(25)	5	20
VIP - Consumer Discretionary (b)
Units Issued	39	17	8	0
Units Redeemed	(23)	(42)	0	(1)
Net Increase (Decrease)	16	(25)	8	(1)
VIP - Real Estate (b)
Units Issued	481	474	54	24
Units Redeemed	(502)	(473)	0	(27)
Net Increase (Decrease)	(21)	1	54	(3)
VIP - Strategic Income (b)
Units Issued	263	667	77	126
Units Redeemed	(449)	(358)	(80)	(19)
Net Increase (Decrease)	(186)	309	(3)	107
VIP - Aggressive Growth (b)
Units Issued	36	58	0	1
Units Redeemed	(31)	(29)	0	0
Net Increase (Decrease)	5	29	0	1
VIP - International Capital Appreciation (a)
Units Issued	121	41	13	2
Units Redeemed	(158)	(4)	(16)	0
Net Increase (Decrease)	(37)	37	(3)	2
VIP - International Capital Appreciation, Class R (a)
Units Issued	159	0	17	0
Units Redeemed	(13)	0	(1)	0
Net Increase (Decrease)	146	0	16	0
VIP - Value Leaders (a)
Units Issued	140	190	18	22
Units Redeemed	(149)	(9)	(17)	(1)
Net Increase (Decrease)	(9)	181	1	21

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Value (a)
Units Issued	125	82	8	9
Units Redeemed	(53)	(24)	(12)	0
Net Increase (Decrease)	72	58	(4)	9
VIP - Growth Stock (a)
Units Issued	22	138	0	17
Units Redeemed	(113)	(14)	(14)	0
Net Increase (Decrease)	(91)	124	(14)	17
VIP - Freedom Income (a)
Units Issued	46	80	0	0
Units Redeemed	(29)	(9)	0	0
Net Increase (Decrease)	17	71	0	0
VIP - Freedom 2005 (a)
Units Issued	50	48	0	0
Units Redeemed	(21)	(34)	0	0
Net Increase (Decrease)	29	14	0	0
VIP - Freedom 2010 (a)
Units Issued	156	255	0	0
Units Redeemed	(201)	(36)	0	0
Net Increase (Decrease)	(45)	219	0	0
VIP - Freedom 2015 (a)
Units Issued	248	232	0	0
Units Redeemed	(174)	(1)	0	0
Net Increase (Decrease)	74	231	0	0
VIP - Freedom 2020 (a)
Units Issued	117	193	0	4
Units Redeemed	(100)	(8)	(4)	0
Net Increase (Decrease)	17	185	(4)	4
VIP - Freedom 2025 (a)
Units Issued	80	32	0	1
Units Redeemed	(27)	(1)	(1)	0
Net Increase (Decrease)	53	31	(1)	1
VIP - Freedom 2030 (a)
Units Issued	98	47	0	0
Units Redeemed	(62)	(1)	0	0
Net Increase (Decrease)	36	46	0	0
VIP - Disciplined Small Cap (a)
Units Issued	41	0	4	0
Units Redeemed	(5)	0	0	0
Net Increase (Decrease)	36	0	4	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - FundsManager 20% (a)
Units Issued	122	0	13	0
Units Redeemed	(96)	0	(0)	0
Net Increase (Decrease)	26	0	13	0
VIP - FundsManager 50% (a)
Units Issued	368	0	141	0
Units Redeemed	(148)	0	(12)	0
Net Increase (Decrease)	220	0	129	0
VIP - FundsManager 70% (a)
Units Issued	445	0	230	0
Units Redeemed	(182)	0	(1)	0
Net Increase (Decrease)	263	0	229	0
VIP - FundsManager 85% (a)
Units Issued	349	0	46	0
Units Redeemed	(40)	0	0	0
Net Increase (Decrease)	309	0	46	0
UIF - Emerging Markets Equity
Units Issued	1,282	1,213	54	149
Units Redeemed	(1,686)	(705)	(192)	(40)
Net Increase (Decrease)	(404)	508	(138)	109
UIF - Emerging Markets Debt
Units Issued	53	162	2	15
Units Redeemed	(154)	(147)	(8)	(20)
Net Increase (Decrease)	(101)	15	(6)	(5)
UIF - Global Value Equity
Units Issued	148	106	8	2
Units Redeemed	(238)	(114)	(10)	(14)
Net Increase (Decrease)	(90)	(8)	(2)	(12)
UIF - International Magnum
Units Issued	310	233	47	13
Units Redeemed	(260)	(198)	0	(14)
Net Increase (Decrease)	50	35	47	(1)
OMIF - Growth II (b)
Units Issued	1	0	0	0
Units Redeemed	(39)	(108)	(1)	(2)
Net Increase (Decrease)	(38)	(108)	(1)	(2)
OMIF - Small Cap (b)
Units Issued	5	0	0	0
Units Redeemed	(99)	(123)	(17)	(9)
Net Increase (Decrease)	(94)	(123)	(17)	(9)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
OMIF - Select Value (b)
Units Issued	1	0	0	0
Units Redeemed	(74)	(63)	(3)	(6)
Net Increase (Decrease)	(73)	(63)	(3)	(6)
OMIF - Columbus Circle Technology & Communications Fund (b)
Units Issued	4	0	0	0
Units Redeemed	(236)	(371)	(10)	(6)
Net Increase (Decrease)	(232)	(371)	(10)	(6)
OMIF - Large Cap Growth (b)
Units Issued	5	1	0	0
Units Redeemed	(128)	(214)	(3)	(7)
Net Increase (Decrease)	(123)	(213)	(3)	(7)
WFAF - Advantage VT Discovery (b)
Units Issued	1	0	0	0
Units Redeemed	(77)	(106)	(3)	(5)
Net Increase (Decrease)	(76)	(106)	(3)	(5)
WFAF - Advantage VT Opportunity (b)
Units Issued	1	0	0	0
Units Redeemed	(48)	(72)	(4)	(4)
Net Increase (Decrease)	(47)	(72)	(4)	(4)
CST - Small Cap Core I (b)
Units Issued	134	94	0	4
Units Redeemed	(241)	(332)	(7)	(28)
Net Increase (Decrease)	(107)	(238)	(7)	(24)
CST - International Focus
Units Issued	101	146	0	11
Units Redeemed	(101)	(145)	(2)	(9)
Net Increase (Decrease)	(0)	1	(2)	2
CST - Global Small Cap Focus (b)
Units Issued	94	114	4	10
Units Redeemed	(120)	(123)	(2)	(14)
Net Increase (Decrease)	(26)	(9)	2	(4)
Lazard - Retirement Emerging Markets (a)
Units Issued	185	0	30	0
Units Redeemed	(18)	0	(6)	0
Net Increase (Decrease)	167	0	24	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Money Market Investor Class (a)
Units Issued	7,296	641	0
Units Redeemed	(3,215)	(156)	0
Net Increase (Decrease)	4,081	485	0
VIP - High Income Investor Class (a)
Units Issued	452	85	0
Units Redeemed	(135)	0	0
Net Increase (Decrease)	317	85	0
VIP - Equity Income Investor Class (a)
Units Issued	840	200	0
Units Redeemed	(98)	0	0
Net Increase (Decrease)	742	200	0
VIP - Growth Investor Class (a)
Units Issued	390	94	0
Units Redeemed	(107)	0	0
Net Increase (Decrease)	283	94	0
VIP - Overseas, Class R Investor Class (a)
Units Issued	553	107	0
Units Redeemed	(144)	0	0
Net Increase (Decrease)	409	107	0
VIP - Investment Grade Bond Investor Class (a)
Units Issued	801	167	0
Units Redeemed	(213)	0	0
Net Increase (Decrease)	588	167	0
VIP - Asset Manager Investor Class (a)
Units Issued	159	27	0
Units Redeemed	(29)	0	0
Net Increase (Decrease)	130	27	0
VIP - Index 500 (b)
Units Issued	809	197	0
Units Redeemed	(181)	(5)	0
Net Increase (Decrease)	628	192	0
VIP - Asset Manager: Growth Investor Class (a)
Units Issued	102	14	0
Units Redeemed	(60)	0	0
Net Increase (Decrease)	42	14	0
VIP - Contrafund Investor Class (a)
Units Issued	1,677	300	0
Units Redeemed	(278)	(5)	0
Net Increase (Decrease)	1,399	295	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Balanced Investor Class (a)
Units Issued	628	68	0
Units Redeemed	(56)	(1)	0
Net Increase (Decrease)	572	67	0
VIP - Dynamic Capital Appreciation Investor Class (a)
Units Issued	185	2	0
Units Redeemed	(51)	0	0
Net Increase (Decrease)	134	2	0
VIP - Growth & Income Investor Class (a)
Units Issued	154	18	0
Units Redeemed	(46)	0	0
Net Increase (Decrease)	108	18	0
VIP - Growth Opportunities Investor Class (a)
Units Issued	54	4	0
Units Redeemed	(17)	0	0
Net Increase (Decrease)	37	4	0
VIP - Mid Cap Investor Class (a)
Units Issued	721	181	0
Units Redeemed	(166)	0	0
Net Increase (Decrease)	555	181	0
VIP - Value Strategies Investor Class (a)
Units Issued	198	77	0
Units Redeemed	(113)	0	0
Net Increase (Decrease)	85	77	0
VIP - Utilities Investor Class (a,b)
Units Issued	233	0	0
Units Redeemed	(3)	0	0
Net Increase (Decrease)	230	0	0
VIP - Technology Investor Class (a)
Units Issued	65	20	0
Units Redeemed	(24)	0	0
Net Increase (Decrease)	41	20	0
VIP - Energy Investor Class (a,b)
Units Issued	245	48	0
Units Redeemed	(80)	0	0
Net Increase (Decrease)	165	48	0
VIP - Heath Care Investor Class (a)
Units Issued	120	27	0
Units Redeemed	(45)	0	0
Net Increase (Decrease)	75	27	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Financial Services Investor Class (a)
Units Issued	80	13	0
Units Redeemed	(5)	0	0
Net Increase (Decrease)	75	13	0
VIP - Industrials Investor Class (a,b)
Units Issued	86	3	0
Units Redeemed	(14)	0	0
Net Increase (Decrease)	72	3	0
VIP - Consumer Discretionary Investor Class (a,b)
Units Issued	12	2	0
Units Redeemed	0	0	0
Net Increase (Decrease)	12	2	0
VIP - Real Estate Investor Class (a)
Units Issued	464	17	0
Units Redeemed	(49)	0	0
Net Increase (Decrease)	415	17	0
VIP - Strategic Income Investor Class (a)
Units Issued	968	141	0
Units Redeemed	(75)	(57)	0
Net Increase (Decrease)	893	84	0
VIP - Aggressive Growth Investor Class (a)
Units Issued	43	1	0
Units Redeemed	(17)	0	0
Net Increase (Decrease)	26	1	0
VIP - International Capital Appreciation Investor Class (a)
Units Issued	217	39	0
Units Redeemed	(74)	0	0
Net Increase (Decrease)	143	39	0
VIP - Value Leaders Investor Class (a)
Units Issued	183	7	0
Units Redeemed	(22)	0	0
Net Increase (Decrease)	161	7	0
VIP - Value Investor Class (a)
Units Issued	179	15	0
Units Redeemed	(33)	0	0
Net Increase (Decrease)	146	15	0
VIP - Growth Stock Investor Class (a)
Units Issued	36	4	0
Units Redeemed	(31)	0	0
Net Increase (Decrease)	5	4	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Freedom Income Investor Class (a)
Units Issued	49	45	0
Units Redeemed	(18)	0	0
Net Increase (Decrease)	31	45	0
VIP - Freedom 2005 Investor Class (a)
Units Issued	28	10	0
Units Redeemed	0	0	0
Net Increase (Decrease)	28	10	0
VIP - Freedom 2010 Investor Class (a)
Units Issued	229	14	0
Units Redeemed	(15)	0	0
Net Increase (Decrease)	214	14	0
VIP - Freedom 2015 Investor Class (a)
Units Issued	276	11	0
Units Redeemed	(15)	0	0
Net Increase (Decrease)	261	11	0
VIP - Freedom 2020 Investor Class (a)
Units Issued	333	16	0
Units Redeemed	(9)	0	0
Net Increase (Decrease)	324	16	0
VIP - Freedom 2025 Investor Class (a)
Units Issued	73	17	0
Units Redeemed	(18)	0	0
Net Increase (Decrease)	55	17	0
VIP - Freedom 2030 Investor Class (a)
Units Issued	118	1	0
Units Redeemed	(27)	0	0
Net Increase (Decrease)	91	1	0
VIP - Freedom Lifetime Income I (a)
Units Issued	0	0	140
Units Redeemed	0	0	(2)
Net Increase (Decrease)	0	0	138
VIP - Freedom Lifetime Income II (a)
Units Issued	0	0	17
Units Redeemed	0	0	0
Net Increase (Decrease)	0	0	17

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Disciplined Small Cap Investor Class (a)
Units Issued	119	0	0
Units Redeemed	(26)	0	0
Net Increase (Decrease)	93	0	0
VIP - FundsManager 20% (a)
Units Issued	254	0	0
Units Redeemed	(15)	0	0
Net Increase (Decrease)	239	0	0
VIP - FundsManager 50% (a)
Units Issued	1,544	0	0
Units Redeemed	(12)	0	0
Net Increase (Decrease)	1,532	0	0
VIP - FundsManager 70% (a)
Units Issued	1,481	0	0
Units Redeemed	(7)	0	0
Net Increase (Decrease)	1,474	0	0
VIP - FundsManager 85% (a)
Units Issued	553	0	0
Units Redeemed	(3)	0	0
Net Increase (Decrease)	550	0	0
UIF - Emerging Markets Equity
Units Issued	835	0	0
Units Redeemed	(61)	0	0
Net Increase (Decrease)	774	0	0
UIF - Emerging Market Debt
Units Issued	48	0	0
Units Redeemed	(3)	0	0
Net Increase (Decrease)	45	0	0
UIF - Global Value Equity
Units Issued	101	0	0
Units Redeemed	(7)	0	0
Net Increase (Decrease)	94	0	0
UIF - International Magnum
Units Issued	301	0	0
Units Redeemed	(55)	0	0
Net Increase (Decrease)	246	0	0
Lazard - Retirement Emerging Markets (a)
Units Issued	140	0	0
Units Redeemed	(16)	0	0
Net Increase (Decrease)	124	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios and total return for each sub account for the years ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2006	3,615	$20.51	$20.20	$ 74,101	0.80%	1.00%	4.79%	4.04%	3.83%
2005	3,589	$19.71	$19.45	$ 70,696	0.80%	1.00%	2.99%	2.21%	2.00%
2004	3,910	$19.29	$19.07	$ 75,387	0.80%	1.00%	1.19%	0.40%	0.19%
2003	4,651	$19.21	$19.03	$ 89,311	0.80%	1.00%	1.00%	0.19%	(0.01%)
2002	6,879	$19.18	$19.04	$ 131,875	0.80%	1.00%	1.68%	0.88%	0.68%
VIP - Money Market Investor Class (a)
2006	4,566	$10.59	$10.59	$ 48,342	0.25%	0.25%	4.82%	4.55%	4.55%
2005	485	$10.13	$10.13	$ 4,915	0.25%	0.25%	0.60%	1.26%	1.26%
VIP - High Income
2006	685	$31.49	$31.01	$ 21,511	0.80%	1.00%	7.29%	10.35%	10.13%
2005	834	$28.54	$28.16	$ 23,721	0.80%	1.00%	14.57%	1.88%	1.68%
2004	1,028	$28.01	$27.69	$ 28,745	0.80%	1.00%	8.38%	8.71%	8.49%
2003	1,106	$25.76	$25.52	$ 28,461	0.80%	1.00%	6.17%	26.25%	25.99%
2002	979	$20.41	$20.26	$ 19,974	0.80%	1.00%	10.58%	2.62%	2.41%
VIP - High Income Investor Class (a)
2006	402	$11.23	$11.23	$ 4,516	0.25%	0.25%	11.96%	10.96%	10.96%
2005	85	$10.12	$10.12	$ 863	0.25%	0.25%	11.36%	1.20%	1.20%
VIP - Equity-Income
2006	1,783	$68.85	$67.80	$ 122,617	0.80%	1.00%	3.36%	19.23%	19.00%
2005	2,015	$57.74	$56.97	$ 116,260	0.80%	1.00%	1.67%	5.02%	4.81%
2004	2,307	$54.98	$54.36	$ 126,745	0.80%	1.00%	1.52%	10.63%	10.41%
2003	2,288	$49.70	$49.24	$ 113,614	0.80%	1.00%	1.81%	29.29%	29.03%
2002	2,314	$38.44	$38.16	$ 88,880	0.80%	1.00%	1.77%	(17.61%)	(17.78%)
VIP - Equity-Income Investor Class (a)
2006	942	$12.28	$12.28	$ 11,560	0.25%	0.25%	3.52%	19.74%	19.74%
2005	200	$10.25	$10.25	$ 2,054	0.25%	0.25%	-	2.52%	2.52%
VIP - Growth
2006	1,163	$60.67	$59.74	$ 70,515	0.80%	1.00%	0.41%	6.00%	5.78%
2005	1,426	$57.23	$56.47	$ 81,528	0.80%	1.00%	0.52%	4.95%	4.74%
2004	1,721	$54.53	$53.92	$ 93,779	0.80%	1.00%	0.27%	2.55%	2.34%
2003	2,035	$53.18	$52.68	$ 108,162	0.80%	1.00%	0.26%	31.79%	31.52%
2002	1,985	$40.35	$40.06	$ 80,065	0.80%	1.00%	0.26%	(30.67%)	(30.81%)
VIP - Growth Investor Class (a)
2006	377	$10.93	$10.93	$ 4,124	0.25%	0.25%	0.21%	6.45%	6.45%
2005	94	$10.27	$10.27	$ 963	0.25%	0.25%	-	2.65%	2.65%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2006	467	$40.97	$40.34	$ 19,146	0.80%	1.00%	0.92%	17.14%	16.90%
2005	590	$34.97	$34.51	$ 20,659	0.80%	1.00%	0.69%	18.10%	17.86%
2004	745	$29.61	$29.28	$ 22,053	0.80%	1.00%	1.22%	12.72%	12.50%
2003	840	$26.27	$26.03	$ 22,060	0.80%	1.00%	0.80%	42.22%	41.94%
2002	725	$18.47	$18.34	$ 13,381	0.80%	1.00%	0.81%	(20.92%)	(21.08%)
VIP - Overseas, Class R
2006	757	$15.39	$15.30	$ 11,636	0.80%	1.00%	0.74%	17.08%	16.84%
2005	594	$13.14	$13.10	$ 7,800	0.80%	1.00%	0.61%	18.16%	17.93%
2004	381	$11.12	$11.11	$ 4,233	0.80%	1.00%	-	11.23%	11.08% (c)
VIP - Overseas, Class R Investor Class (a)
2006	516	$13.04	$13.04	$ 6,727	0.25%	0.25%	0.41%	17.65%	17.65%
2005	107	$11.08	$11.08	$ 1,182	0.25%	0.25%	-	10.83%	10.83%
VIP - Investment Grade Bond (b)
2006	1,732	$29.30	$28.85	$ 50,605	0.80%	1.00%	4.35%	3.52%	3.31%
2005	2,241	$28.30	$27.93	$ 63,258	0.80%	1.00%	3.73%	1.38%	1.17%
2004	2,441	$27.92	$27.61	$ 68,015	0.80%	1.00%	4.40%	3.62%	3.41%
2003	2,888	$26.95	$26.70	$ 77,712	0.80%	1.00%	4.34%	4.36%	4.15%
2002	3,792	$25.82	$25.63	$ 97,808	0.80%	1.00%	3.29%	9.46%	9.24%
VIP - Investment Grade Bond Investor Class (a)
2006	755	$10.46	$10.46	$ 7,896	0.25%	0.25%	1.55%	4.07%	4.07%
2005	167	$10.05	$10.05	$ 1,675	0.25%	0.25%	-	0.54%	0.54%
VIP - Asset Manager (b)
2006	1,625	$34.45	$33.93	$ 55,942	0.80%	1.00%	2.83%	6.46%	6.25%
2005	1,960	$32.36	$31.93	$ 63,403	0.80%	1.00%	2.74%	3.21%	3.01%
2004	2,209	$31.35	$31.00	$ 69,203	0.80%	1.00%	2.69%	4.62%	4.41%
2003	2,284	$29.97	$29.69	$ 68,379	0.80%	1.00%	3.57%	17.03%	16.80%
2002	2,360	$25.61	$25.42	$ 60,393	0.80%	1.00%	4.12%	(9.46%)	(9.64%)
VIP - Asset Manager Investor Class (a)
2006	157	$10.93	$10.93	$ 1,710	0.25%	0.25%	0.78%	6.97%	6.97%
2005	27	$10.22	$10.22	$ 276	0.25%	0.25%	-	2.15%	2.15%
VIP - Index 500 (b)
2006	2,916	$11.75	$37.56	$ 89,470	0.25%	1.00%	1.72%	15.44%	14.58%
2005	2,685	$10.18	$32.79	$ 84,730	0.25%	1.00%	1.80%	1.76%	3.78%
2004	2,780	$31.95	$31.59	$ 88,763	0.80%	1.00%	1.29%	9.73%	9.51%
2003	2,763	$29.12	$28.85	$ 80,396	0.80%	1.00%	1.44%	27.38%	27.13%
2002	2,704	$22.86	$22.69	$ 61,787	0.80%	1.00%	1.38%	(22.87%)	(23.03%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth (b)
2006	630	$22.51	$22.17	$ 14,155	0.80%	1.00%	2.12%	6.13%	5.92%
2005	747	$21.21	$20.93	$ 15,833	0.80%	1.00%	2.55%	3.06%	2.85%
2004	940	$20.58	$20.35	$ 19,312	0.80%	1.00%	2.30%	5.13%	4.92%
2003	993	$19.57	$19.39	$ 19,419	0.80%	1.00%	2.96%	22.35%	22.10%
2002	1,058	$16.00	$15.88	$ 16,913	0.80%	1.00%	3.00%	(16.20%)	(16.37%)
VIP - Asset Manager: Growth Investor Class (a)
2006	56	$10.90	$10.90	$ 609	0.25%	0.25%	1.00%	6.53%	6.53%
2005	14	$10.24	$10.24	$ 143	0.25%	0.25%	-	2.35%	2.35%
VIP - Contrafund (b)
2006	4,039	$44.28	$43.61	$ 178,699	0.80%	1.00%	1.27%	10.83%	10.60%
2005	4,721	$39.95	$39.43	$ 188,503	0.80%	1.00%	0.28%	16.00%	15.77%
2004	4,670	$34.44	$34.06	$ 160,740	0.80%	1.00%	0.33%	14.55%	14.32%
2003	4,527	$30.07	$29.79	$ 136,025	0.80%	1.00%	0.46%	27.44%	27.18%
2002	4,711	$23.60	$23.42	$ 111,114	0.80%	1.00%	0.86%	(10.07%)	(10.26%)
VIP - Contrafund Investor Class (a)
2006	1,694	$11.88	$11.88	$ 20,121	0.25%	0.25%	1.31%	11.32%	11.32%
2005	295	$10.67	$10.67	$ 3,148	0.25%	0.25%	-	6.72%	6.72%
VIP - Balanced (b)
2006	1,134	$17.29	$17.03	$ 19,566	0.80%	1.00%	2.01%	10.82%	10.59%
2005	1,178	$15.60	15.40	$ 18,348	0.80%	1.00%	2.50%	4.92%	4.71%
2004	1,115	$14.87	$14.70	$ 16,556	0.80%	1.00%	2.04%	4.63%	4.41%
2003	1,121	$14.21	$14.08	$ 15,910	0.80%	1.00%	2.75%	16.78%	16.55%
2002	1,061	$12.17	$12.08	$ 12,892	0.80%	1.00%	2.86%	(9.45%)	(9.63%)
VIP - Balanced Investor Class (a)
2006	639	$11.60	$11.60	$ 7,411	0.25%	0.25%	0.69%	11.28%	11.28%
2005	67	$10.43	$10.43	$ 699	0.25%	0.25%	-	4.28%	4.28%
VIP - Dynamic Capital Appreciation (b)
2006	334	$15.09	$14.99	$ 5,026	0.80%	1.00%	0.53%	13.06%	12.84%
2005	330	$13.34	$13.28	$ 4,394	0.80%	1.00%	-	20.18%	19.93%
2004	156	$11.10	$11.08	$ 1,731	0.80%	1.00%	-	0.60%	0.39%
2003	103	$11.04	$11.03	$ 1,139	0.80%	1.00%	-	10.38%	10.32% (d)
VIP - Dynamic Capital Appreciation Investor Class (a)
2006	136	$12.40	$12.40	$ 1,690	0.25%	0.25%	0.65%	13.58%	13.58%
2005	2	$10.92	$10.92	$ 27	0.25%	0.25%	-	9.18%	9.18%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income (b)
2006	1,415	$19.52	$19.22	$ 27,551	0.80%	1.00%	0.94%	12.27%	12.05%
2005	1,683	$17.38	$17.15	$ 29,208	0.80%	1.00%	1.60%	6.78%	6.56%
2004	2,131	$16.28	$16.10	$ 34,631	0.80%	1.00%	0.91%	4.95%	4.74%
2003	2,449	$15.51	$15.37	$ 37,944	0.80%	1.00%	1.11%	22.78%	22.54%
2002	2,371	$12.63	$12.54	$ 29,922	0.80%	1.00%	1.44%	(17.28%)	(17.45%)
VIP - Growth & Income Investor Class (a)
2006	126	$11.83	$11.83	$ 1,495	0.25%	0.25%	0.37%	12.67%	12.67%
2005	18	$10.50	$10.50	$ 192	0.25%	0.25%	-	4.96%	4.96%
VIP - Growth Opportunities (b)
2006	771	$13.54	$13.33	$ 10,422	0.80%	1.00%	0.80%	4.61%	4.40%
2005	1,051	$12.94	$12.77	$ 13,572	0.80%	1.00%	0.94%	8.02%	7.81%
2004	1,230	$11.98	$11.85	$ 14,712	0.80%	1.00%	0.54%	6.33%	6.12%
2003	1,235	$11.27	$11.16	$ 13,902	0.80%	1.00%	0.71%	28.83%	28.58%
2002	1,041	$8.75	$8.68	$ 9,097	0.80%	1.00%	1.12%	(22.47%)	(22.63%)
VIP - Growth Opportunities Investor Class (a)
2006	41	$11.16	$11.16	$ 462	0.25%	0.25%	0.19%	5.00%	5.00%
2005	4	$10.63	$10.63	$ 43	0.25%	0.25%	-	6.28%	6.28%
VIP - Mid Cap (b)
2006	3,202	$21.53	$21.24	$ 68,861	0.80%	1.00%	0.35%	11.80%	11.58%
2005	3,867	$19.26	$19.04	$ 74,400	0.80%	1.00%	-	17.36%	17.13%
2004	4,166	$16.41	$16.25	$ 68,306	0.80%	1.00%	-	23.92%	23.67%
2003	3,424	$13.24	$13.14	$ 45,297	0.80%	1.00%	0.43%	37.53%	37.25%
2002	3,498	$9.63	$9.58	$ 33,659	0.80%	1.00%	0.96%	(10.54%)	(10.72%)
VIP - Mid Cap Investor Class (a)
2006	736	$11.99	$11.99	$ 8,817	0.25%	0.25%	0.18%	12.31%	12.31%
2005	181	$10.67	$10.67	$ 1,931	0.25%	0.25%	-	6.72%	6.72%
VIP - Value Strategies (b)
2006	693	$15.15	$15.05	$ 10,488	0.80%	1.00%	0.62%	15.41%	15.17%
2005	930	$13.12	$13.06	$ 12,211	0.80%	1.00%	-	1.84%	1.64%
2004	1,420	$12.89	$12.85	$ 18,294	0.80%	1.00%	-	13.21%	12.98%
2003	823	$11.38	$11.38	$ 9,372	0.80%	1.00%	-	13.83%	13.77% (d)
VIP - Value Strategies Investor Class (a)
2006	162	$11.90	$11.90	$ 1,928	0.25%	0.25%	0.22%	15.89%	15.89%
2005	77	$10.27	$10.27	$ 789	0.25%	0.25%	-	2.69%	2.69%
VIP - Utilities (b)
2006	507	$13.27	$13.13	$ 6,716	0.80%	1.00%	2.45%	30.74%	30.48%
2005	293	$10.15	$10.06	$ 2,989	0.80%	1.00%	2.24%	8.67%	8.45%
2004	218	$9.34	$9.28	$ 2,037	0.80%	1.00%	2.46%	23.61%	23.36%
2003	61	$7.56	$7.52	$ 461	0.80%	1.00%	1.12%	25.16%	24.91%
2002	56	$6.04	$6.02	$ 336	0.80%	1.00%	1.10%	(30.47%)	(30.61%)
VIP - Utilities Investor Class (a,b)
2006	230	$13.16	$13.16	$ 3,030	0.25%	0.25%	3.26%	31.24%	31.24%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology (b)
2006	582	$10.85	$10.73	$ 6,309	0.80%	1.00%	-	7.32%	7.11%
2005	709	$10.11	$10.02	$ 7,170	0.80%	1.00%	0.42%	10.00%	9.78%
2004	1,080	$9.19	$9.13	$ 9,924	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	1,368	$9.22	$9.18	$ 12,616	0.80%	1.00%	-	57.94%	57.63%
2002	440	$5.84	$5.82	$ 2,568	0.80%	1.00%	-	(38.29%)	(38.42%)
VIP - Technology Investor Class (a)
2006	61	$11.63	$11.63	$ 713	0.25%	0.25%	-	7.83%	7.83%
2005	20	$10.78	$10.78	$ 221	0.25%	0.25%	-	7.84%	7.84%
VIP - Energy (b)
2006	908	$22.06	$21.82	$ 20,024	0.80%	1.00%	0.59%	15.98%	15.75%
2005	1,195	$19.02	$18.85	$ 22,720	0.80%	1.00%	0.53%	45.14%	44.85%
2004	680	$13.10	$13.01	$ 8,905	0.80%	1.00%	0.83%	22.96%	22.72%
2003	200	$10.66	$10.60	$ 2,134	0.80%	1.00%	0.62%	29.57%	29.30%
2002	137	$8.22	$8.20	$ 1,125	0.80%	1.00%	0.75%	(12.28%)	(12.46%)
VIP - Energy Investor Class (a,b)
2006	213	$12.71	$12.71	$ 2,703	0.25%	0.25%	1.00%	16.40%	16.40%
2005	48	$10.92	$10.92	$ 522	0.25%	0.25%	0.59%	9.23%	9.23%
VIP - Health Care (b)
2006	553	$12.76	$12.62	$ 7,054	0.80%	1.00%	0.05%	5.49%	5.28%
2005	785	$12.09	$11.99	$ 9,481	0.80%	1.00%	0.19%	16.12%	15.89%
2004	680	$10.42	$10.34	$ 7,078	0.80%	1.00%	0.31%	8.09%	7.88%
2003	508	$9.64	$9.59	$ 4,891	0.80%	1.00%	-	15.24%	15.01%
2002	470	$8.36	$8.34	$ 3,930	0.80%	1.00%	0.28%	(17.75%)	(17.91%)
VIP - Health Care Investor Class (a)
2006	102	$10.99	$10.99	$ 1,122	0.25%	0.25%	0.05%	5.95%	5.95%
2005	27	$10.38	$10.38	$ 281	0.25%	0.25%	-	3.76%	3.76%
VIP - Financial Services (b)
2006	294	$15.16	$14.99	$ 4,452	0.80%	1.00%	1.06%	15.36%	15.13%
2005	270	$13.14	$13.02	$ 3,549	0.80%	1.00%	1.34%	6.85%	6.64%
2004	331	$12.30	$12.21	$ 4,069	0.80%	1.00%	-	10.84%	10.61%
2003	321	$11.09	$11.04	$ 3,563	0.80%	1.00%	1.21%	29.54%	29.28%
2002	297	$8.56	$8.54	$ 2,539	0.80%	1.00%	1.04%	(12.12%)	(12.29%)
VIP - Financial Services Investor Class (a)
2006	88	$12.40	$12.40	$ 1,088	0.25%	0.25%	0.36%	15.83%	15.83%
2005	13	$10.71	$10.71	$ 137	0.25%	0.25%	-	7.08%	7.08%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials (b)
2006	247	$17.50	$17.31	$ 4,306	0.80%	1.00%	0.90%	14.71%	14.47%
2005	249	$15.25	$15.12	$ 3,793	0.80%	1.00%	0.61%	11.98%	11.76%
2004	254	$13.62	$13.53	$ 3,459	0.80%	1.00%	0.63%	23.11%	22.86%
2003	105	$11.06	$11.01	$ 1,161	0.80%	1.00%	0.46%	37.26%	36.99%
2002	35	$8.06	$8.04	$ 282	0.80%	1.00%	0.09%	(20.32%)	(20.48%)
VIP - Industrials Investor Class (a,b)
2006	75	$12.09	$12.09	$ 903	0.25%	0.25%	1.74%	15.14%	15.14%
2005	3	$10.50	$10.50	$ 36	0.25%	0.25%	0.64%	4.96%	4.96%
VIP - Consumer Discretionary (b)
2006	64	$12.47	$12.34	$ 802	0.80%	1.00%	0.74%	11.73%	11.50%
2005	40	$11.16	$11.06	$ 446	0.80%	1.00%	-	2.15%	1.94%
2004	66	$10.93	$10.85	$ 720	0.80%	1.00%	-	8.46%	8.25%
2003	62	$10.08	$10.03	$ 627	0.80%	1.00%	-	24.09%	23.84%
2002	77	$8.12	$8.10	$ 627	0.80%	1.00%	0.05%	(17.03%)	(17.19%)
VIP - Consumer Discretionary Investor Class (a,b)
2006	14	$11.30	$11.30	$ 162	0.25%	0.25%	0.93%	12.34%	12.34%
2005	2	$10.06	$10.06	$ 25	0.25%	0.25%	-	0.61%	0.61%
VIP - Real Estate (b)
2006	760	$22.66	$22.52	$ 17,215	0.80%	1.00%	1.89%	35.62%	35.35%
2005	726	$16.71	$16.64	$ 12,132	0.80%	1.00%	2.60%	14.21%	13.98%
2004	728	$14.63	$14.60	$ 10,652	0.80%	1.00%	3.22%	33.07%	32.80%
2003	185	$11.00	$10.99	$ 2,034	0.80%	1.00%	1.90%	9.96%	9.90% (d)
VIP - Real Estate Investor Class (a)
2006	432	$14.23	$14.23	$ 6,143	0.25%	0.25%	2.58%	36.19%	36.19%
2005	17	$10.45	$10.45	$ 176	0.25%	0.25%	3.95%	4.51%	4.51%
VIP - Strategic Income (b)
2006	777	$11.92	$11.85	$ 9,248	0.80%	1.00%	3.92%	7.00%	6.79%
2005	964	$11.14	$11.10	$ 10,736	0.80%	1.00%	4.98%	2.27%	2.07%
2004	548	$10.89	$10.87	$ 5,965	0.80%	1.00%	3.68%	8.89%	8.74% (c)
VIP - Strategic Income Investor Class (a)
2006	977	$10.86	$10.86	$ 10,605	0.25%	0.25%	8.46%	7.58%	7.58%
2005	84	$10.09	$10.09	$ 852	0.25%	0.25%	7.57%	0.93%	0.93%
VIP - Aggressive Growth (a)
2006	35	$11.70	$11.67	$ 408	0.80%	1.00%	-	7.66%	7.45%
2005	30	$10.87	$10.86	$ 327	0.80%	1.00%	-	8.68%	8.57%
VIP - Aggressive Growth Investor Class (a)
2006	27	$11.13	$11.13	$ 302	0.25%	0.25%	-	8.17%	8.17%
2005	1	$10.29	$10.29	$ 8	0.25%	0.25%	-	2.94%	2.94%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - International Capital Appreciation (a)
2006	0	$ -	$ -	$ -	0.80%	1.00%	0.00%	1.22%	1.08%
2005	39	$11.38	$11.37	$ 449	0.80%	1.00%	0.39%	13.81%	13.70%
VIP - International Capital Appreciation Class R (a)
2006	161	$12.93	$12.89	$ 2,083	0.80%	1.00%	0.98%	13.58%	13.36%
VIP - International Capital Appreciation Investor Class (a)
2006	182	$12.28	$12.28	$ 2,239	0.25%	0.25%	1.08%	13.94%	13.94%
2005	39	$10.77	$10.77	$ 417	0.25%	0.25%	0.35%	7.73%	7.73%
VIP - Value Leaders (a)
2006	194	$12.37	$12.34	$ 2,390	0.80%	1.00%	0.85%	14.26%	14.03%
2005	202	$10.83	$10.82	$ 2,192	0.80%	1.00%	0.61%	8.30%	8.19%
VIP - Value Leaders Investor Class (a)
2006	168	$11.95	$11.95	$ 2,012	0.25%	0.25%	1.61%	14.70%	14.70%
2005	7	$10.42	$10.42	$ 71	0.25%	0.25%	0.62%	4.20%	4.20%
VIP - Value (a)
2006	133	$12.13	$12.10	$ 1,624	0.80%	1.00%	1.15%	13.84%	13.61%
2005	67	$10.66	$10.65	$ 708	0.80%	1.00%	0.63%	6.60%	6.49%
VIP - Value Investor Class (a)
2006	161	$11.74	$11.74	$ 1,892	0.25%	0.25%	1.35%	14.20%	14.20%
2005	15	$10.28	$10.28	$ 151	0.25%	0.25%	0.76%	2.83%	2.83%
VIP - Growth Stock (a)
2006	37	$10.61	$10.58	$ 390	0.80%	1.00%	0.04%	0.31%	0.11%
2005	141	$10.58	$10.57	$ 1,486	0.80%	1.00%	-	5.80%	5.70%
VIP - Growth Stock Investor Class (a)
2006	9	$10.39	$10.39	$ 94	0.25%	0.25%	0.03%	0.69%	0.69%
2005	4	$10.32	$10.32	$ 39	0.25%	0.25%	-	3.19%	3.19%
VIP - Freedom Income (a)
2006	89	$10.86	$10.86	$ 961	0.80%	0.80%	3.23%	6.09%	6.09%
2005	71	$10.23	$10.23	$ 727	0.80%	0.80%	1.27%	2.32%	2.32%
VIP - Freedom Income Investor Class (a)
2006	76	$10.81	$10.81	$ 822	0.25%	0.25%	0.50%	6.57%	6.57%
2005	45	$10.14	$10.14	$ 457	0.25%	0.25%	-	1.41%	1.41%
VIP - Freedom 2005 (a)
2006	43	$11.40	$11.40	$ 493	0.80%	0.80%	3.15%	8.71%	8.71%
2005	14	$10.48	$10.48	$ 142	0.80%	0.80%	0.28%	4.82%	4.82%
VIP - Freedom 2005 Investor Class (a)
2006	38	$11.21	$11.21	$ 430	0.25%	0.25%	0.22%	9.44%	9.44%
2005	10	$10.24	$10.24	$ 106	0.25%	0.25%	-	2.41%	2.41%
VIP - Freedom 2010 (a)
2006	174	$11.45	$11.45	$ 1,990	0.80%	0.80%	1.62%	8.95%	8.95%
2005	219	$10.51	$10.51	$ 2,296	0.80%	0.80%	1.13%	5.06%	5.06%
VIP - Freedom 2010 Investor Class (a)
2006	228	$11.21	$11.21	$ 2,553	0.25%	0.25%	0.06%	9.21%	9.21%
2005	14	$10.26	$10.26	$ 140	0.25%	0.25%	-	2.61%	2.61%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015 (a)
2006	305	$11.72	$11.72	$ 3,577	0.80%	0.80%	1.38%	10.15%	10.15%
2005	231	$10.64	$10.64	$ 2,457	0.80%	0.80%	1.14%	6.37%	6.37%
VIP - Freedom 2015 Investor Class (a)
2006	272	$11.42	$11.42	$ 3,103	0.25%	0.25%	0.07%	10.61%	10.61%
2005	11	$10.32	$10.32	$ 115	0.25%	0.25%	-	3.21%	3.21%
VIP - Freedom 2020 (a)
2006	202	$11.92	$11.92	$ 2,404	0.80%	0.80%	1.49%	11.06%	11.06%
2005	189	$10.74	$10.74	$ 2,024	0.80%	0.80%	0.85%	7.35%	7.35%
VIP - Freedom 2020 Investor Class (a)
2006	340	$11.57	$11.57	$ 3,931	0.25%	0.25%	0.21%	11.55%	11.55%
2005	16	$10.37	$10.37	$ 170	0.25%	0.25%	-	3.71%	3.71%
VIP - Freedom 2025 (a)
2006	84	$12.05	$12.05	$ 1,016	0.80%	0.80%	2.22%	11.59%	11.59%
2005	32	$10.80	$10.80	$ 347	0.80%	0.80%	0.77%	8.02%	8.02%
VIP - Freedom 2025 Investor Class (a)
2006	72	$11.65	$11.65	$ 834	0.25%	0.25%	0.26%	11.98%	11.98%
2005	17	$10.40	$10.40	$ 176	0.25%	0.25%	-	4.01%	4.01%
VIP - Freedom 2030 (a)
2006	82	$12.23	$12.23	$ 1,007	0.80%	0.80%	2.17%	12.29%	12.29%
2005	46	$10.89	$10.89	$ 505	0.80%	0.80%	0.74%	8.87%	8.87%
VIP - Freedom 2030 Investor Class (a)
2006	92	$11.77	$11.77	$ 1,080	0.25%	0.25%	0.19%	12.83%	12.83%
2005	1	$10.43	$10.43	$ 8	0.25%	0.25%	-	4.31%	4.31%
VIP - Freedom Lifetime Income I (a)
2006	138	$11.12	$11.12	$ 1,534	0.60%	0.60%	4.66%	8.50%	8.50%
VIP - Freedom Lifetime Income II (a)
2006	17	$11.45	$11.45	$ 194	0.60%	0.60%	4.11%	10.71%	10.71%
VIP - Disciplined Small Cap (a)
2006	39	$10.10	$10.09	$ 398	0.80%	1.00%	0.28%	1.01%	.87%
VIP - Disciplined Small Cap Investor Class (a)
2006	93	$10.14	$10.14	$ 940	0.25%	0.25%	0.28%	1.37%	1.37%
VIP - FundsManager 20% (a)
2006	278	$10.45	$10.40	$ 2,901	0.25%	1.00%	3.37%	4.54%	4.01%
VIP - FundsManager 50% (a)
2006	1,881	$10.59	$10.53	$ 19,901	0.25%	1.00%	2.67%	5.86%	5.33%
VIP - FundsManager 70% (a)
2006	1,966	$10.68	$10.62	$ 20,962	0.25%	1.00%	2.27%	6.77%	6.24%
VIP - FundsManager 85% (a)
2006	905	$10.70	$10.65	$ 9,666	0.25%	1.00%	1.33%	6.99%	6.45%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Equity
2006	1,928	$11.19	$23.94	$ 36,693	0.25%	1.00%	0.67%	36.80%	35.78%
2005	1,699	$17.87	$17.63	$ 30,287	0.80%	1.00%	0.35%	32.79%	32.52%
2004	1,082	$13.45	$13.30	$ 14,551	0.80%	1.00%	0.60%	22.13%	21.88%
2003	1,045	$11.02	$10.92	$ 11,512	0.80%	1.00%	-	48.47%	48.18%
2002	454	$7.42	$7.37	$ 3,368	0.80%	1.00%	-	(9.63%)	(9.81%)
UIF - Emerging Markets Debt
2006	232	$10.85	$20.85	$ 4,461	0.25%	1.00%	7.71%	10.53%	9.70%
2005	295	$19.26	$19.01	$ 5,680	0.80%	1.00%	7.86%	11.36%	11.13%
2004	285	$17.30	$17.10	$ 4,923	0.80%	1.00%	6.42%	9.18%	8.96%
2003	316	$15.84	$15.70	$ 5,009	0.80%	1.00%	-	26.84%	26.59%
2002	181	$12.49	$12.40	$ 2,258	0.80%	1.00%	6.91%	8.35%	8.13%
UIF - Global Value Equity
2006	415	$11.11	$17.95	$ 6,913	0.25%	1.00%	1.44%	20.90%	20.00%
2005	415	$15.16	$14.96	$ 6,280	0.80%	1.00%	1.04%	4.99%	4.78%
2004	435	$14.44	$14.27	$ 6,273	0.80%	1.00%	0.97%	12.63%	12.40%
2003	334	$12.82	$12.70	$ 4,272	0.80%	1.00%	-	27.93%	27.68%
2002	336	$10.02	$9.95	$ 3,365	0.80%	1.00%	1.36%	(17.53%)	(17.70%)
UIF - International Magnum
2006	768	$10.96	$15.05	$ 10,654	0.25%	1.00%	0.08%	24.82%	23.89%
2005	425	$12.31	$12.15	$ 5,222	0.80%	1.00%	1.31%	10.18%	9.96%
2004	391	$11.17	$11.05	$ 4,367	0.80%	1.00%	2.93%	16.45%	16.21%
2003	315	$9.60	$9.51	$ 3,022	0.80%	1.00%	0.13%	26.40%	26.14%
2002	269	$7.59	$7.54	$ 2,038	0.80%	1.00%	1.35%	(17.48%)	(17.65%)
OMIF - Growth II (b)
2006	158	$11.18	$11.01	$ 1,774	0.80%	1.00%	-	6.34%	6.13%
2005	197	$10.51	$10.37	$ 2,069	0.80%	1.00%	-	10.47%	10.25%
2004	307	$9.52	$9.41	$ 2,917	0.80%	1.00%	-	5.76%	5.54%
2003	544	$9.00	$8.92	$ 4,895	0.80%	1.00%	-	24.70%	24.45%
2002	699	$7.22	$7.16	$ 5,045	0.80%	1.00%	-	(30.99%)	(31.12%)
OMIF - Small Cap (b)
2006	313	$23.75	$23.39	$ 7,434	0.80%	1.00%	-	15.80%	15.57%
2005	424	$20.51	$20.24	$ 8,688	0.80%	1.00%	-	0.67%	0.46%
2004	556	$20.37	$20.14	$ 11,320	0.80%	1.00%	-	15.25%	15.02%
2003	1,008	$17.68	$17.51	$ 17,811	0.80%	1.00%	-	37.92%	37.64%
2002	1,398	$12.82	$12.72	$ 17,905	0.80%	1.00%	-	(31.66%)	(31.80%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Select Value (b)
2006	156	$20.61	$20.30	$ 3,209	0.80%	1.00%	1.42%	24.73%	24.48%
2005	232	$16.52	$16.31	$ 3,831	0.80%	1.00%	1.92%	3.67%	3.47%
2004	301	$15.94	$15.76	$ 4,801	0.80%	1.00%	2.04%	2.03%	1.82%
2003	512	$15.62	$15.48	$ 7,985	0.80%	1.00%	2.44%	17.35%	17.11%
2002	964	$13.31	$13.22	$ 12,825	0.80%	1.00%	0.84%	(25.67%)	(25.82%)
OMIF - Columbus Circle Technology & Communications (b)
2006	584	$9.17	$9.03	$ 5,351	0.80%	1.00%	-	3.87%	3.66%
2005	826	$8.83	$8.71	$ 7,284	0.80%	1.00%	-	9.04%	8.82%
2004	1,203	$8.10	$8.01	$ 9,739	0.80%	1.00%	-	5.57%	5.36%
2003	1,968	$7.67	$7.60	$ 15,093	0.80%	1.00%	-	44.17%	43.88%
2002	2,321	$5.32	$5.28	$ 12,351	0.80%	1.00%	-	(54.36%)	(54.45%)
OMIF - Large Cap Growth (b)
2006	367	$17.11	$16.85	$ 6,275	0.80%	1.00%	-	7.23%	6.99%
2005	493	$15.96	$15.75	$ 7,869	0.80%	1.00%	-	4.86%	4.65%
2004	713	$15.22	$15.05	$ 10,852	0.80%	1.00%	-	6.06%	5.85%
2003	1,088	$14.35	$14.22	$ 15,610	0.80%	1.00%	-	31.80%	31.54%
2002	1,355	$10.89	$10.81	$ 14,744	0.80%	1.00%	-	(31.89%)	(32.02%)
WFAF - Advantage VT Discovery (b)
2006	322	$17.24	$16.98	$ 5,544	0.80%	1.00%	-	13.73%	13.50%
2005	401	$15.16	$14.96	$ 6,066	0.80%	1.00%	-	8.73%	8.51%
2004	512	$13.94	$13.78	$ 7,133	0.80%	1.00%	-	18.20%	17.96%
2003	871	$11.79	$11.68	$ 10,272	0.80%	1.00%	-	33.14%	32.87%
2002	882	$8.86	$8.79	$ 7,808	0.80%	1.00%	-	(38.05%)	(38.17%)
WFAF - Advantage VT Opportunity (b)
2006	194	$21.30	$20.97	$ 4,131	0.80%	1.00%	-	11.32%	11.10%
2005	245	$19.13	$18.88	$ 4,681	0.80%	1.00%	-	7.02%	6.81%
2004	321	$17.88	$17.67	$ 5,735	0.80%	1.00%	-	17.27%	17.04%
2003	488	$15.24	$15.10	$ 7,428	0.80%	1.00%	0.07%	35.91%	35.64%
2002	659	$11.21	$11.13	$ 7,384	0.80%	1.00%	0.37%	(27.40%)	(27.55%)
CST - Small Cap Core I (b)
2006	278	$11.92	$11.74	$ 3,317	0.80%	1.00%	-	3.93%	3.72%
2005	392	$11.47	$11.32	$ 4,477	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	654	$11.88	$11.75	$ 7,771	0.80%	1.00%	-	9.98%	9.76%
2003	855	$10.81	$10.70	$ 9,228	0.80%	1.00%	-	47.36%	47.06%
2002	439	$7.33	$7.28	$ 3,215	0.80%	1.00%	-	(34.22%)	(34.36%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
CST - International Focus
2006	146	$14.59	$14.37	$ 2,133	0.80%	1.00%	1.04%	17.71%	17.47%
2005	147	$12.40	$12.23	$ 1,831	0.80%	1.00%	0.77%	16.50%	16.27%
2004	144	$10.64	$10.52	$ 1,530	0.80%	1.00%	0.95%	13.82%	13.59%
2003	153	$9.35	$9.26	$ 1,435	0.80%	1.00%	0.48%	32.03%	31.76%
2002	149	$7.08	$7.03	$ 1,057	0.80%	1.00%	-	(20.55%)	(20.71%)
CST - Global Small Cap Focus (b)
2006	155	$14.49	$14.27	$ 2,238	0.80%	1.00%	-	12.30%	12.08%
2005	180	$12.90	$12.73	$ 2,340	0.80%	1.00%	-	15.22%	14.99%
2004	193	$11.20	$11.07	$ 2,157	0.80%	1.00%	-	17.04%	16.81%
2003	567	$9.57	$9.48	$ 5,421	0.80%	1.00%	-	46.48%	46.18%
2002	124	$6.53	$6.49	$ 811	0.80%	1.00%	-	(34.68%)	(34.82%)
Lazard - Retirement Emerging Markets (a)
2006	315	$11.05	$10.99	$ 3,477	0.25%	1.00%	0.37%	10.45%	9.90%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) TThe unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
March 30, 2007

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement and Freedom Lifetime Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/E.FIA-ANN-0207
1.540222.109

PART C

OTHER INFORMATION

Item 24 Financial Statements and Exhibits

a) Financial Statements included in Part B

(1) The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

(2) Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2006.

(3) Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2006 and 2005.

(4) Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(5) Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2006 and 2005.

(6) Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006, 2005 and 2004.

(7) Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006, 2005 and 2004.

(8) Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006, 2005 and 2004.

(9) Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

(10) Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC (Note 1)

(4) Variable Annuity Policy (Note 5)

(5) Application for Deferred Variable Annuity (Note 5)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Form of Reinsurance Agreement - Not Available

(8) Not Applicable

(9) Legal opinion and consent of David J. Pearlman filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11) Not Available

(12) Not Available

(13) Performance Advertising Calculations (Note 2)

(14) (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 2)

(g) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 3)

(15)Powers of Attorney

(a) Power of Attorney for Jon J. Skillman (Note 4)

(b) Power of Attorney for David A. Golino (Note 4)

(c) Power of Attorney for Roger T. Servison (Note 4)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 7 to this Registration Statement filed April 28, 1998.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(Note 5) Incorporated by reference from the Registration Statement's initial filing on August 9, 2005.

Item 25.Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

ALLAN BRANDON, Director

RODNEY R. ROHDA, Director

CLARE S. RICHER, Director

RICHARD A. SPILLANE, JR., Director

ALBERT FRANCKE, Director

ROGER T. SERVISON, Director

LENA G. GOLDBERG, Director

JON J. SKILLMAN, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

FLOYD L. SMITH, Director

Executive Officers of Empire Fidelity Investments Life

JOAN M. BLOOM,	Senior Vice President, Marketing
DAVID A. GOLINO,	Senior Vice President and Chief Financial Officer and Treasurer
DAVID W. MORSE,	Senior Vice President, Client Services
STEPHEN L. DESCHENES,	Executive Vice President, Product Management
JEFFREY K. CIMINI,	Executive Vice President, Sales
WILLIAM J. JOHNSON JR.,	Actuary and Executive Vice President, Investment Product
Development and Risk Management
DAVID J. PEARLMAN,	Senior Vice President, Secretary and General Counsel
PAUL J. VANCHERI,	Senior Vice President, System and Technology
EARL F. MARTIN,	Appointed Actuary
BRIAN N. LEARY,	Chief Compliance Officer and Consumer Services Officer

The addresses of Albert Francke, Peter Johannsen, Malcolm MacKay, and Floyd L. Smith are 11 Depot Street, P. O. Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109; and 4 Peter Cooper Road, # 9G, New York, New York 10010, respectively. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. Theprincipal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2007 there were 0 Qualified Contracts and 2012 Non-Qualified Contracts Outstanding.

Item 28. Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Jeffrey Carney	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Director
	Ellyn A. McColgan		Director
	Jeffrey Carney		Chief Executive Officer and President
	Michael J. Sonier		Chief Financial Officer and Senior Vice President
	Mark DiTota		Vice President, Real Estate
	Jacqueline Shoback		Vice President, Real Estate
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	Alex Gavis		Secretary and General Counsel
	Roger T. Servison		Vice President, Electronic Access Membership
	Jay Freedman		Assistant Secretary
	Susan Sturdy		Assistant Secretary
	Susan Boudrot		Compliance Officer
	Lee Weiss		Executive Vice President, Family Office

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services - The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2006, 2005, and 2004 were $2,743,836, $1,857,529 and $1,813,800, respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April 2007.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	*/s/David J. Pearlman
	Jon J. Skillman			David J. Pearlman,
	President			Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2007.

Signature	Title

/s/ *		)
Jon J. Skillman	President and Director	)
)
/s/ *		)
David A. Golino	Senior Vice President, Chief Financial Officer and Treasurer	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Richard A. Spillane, Jr.	Director	) By:	*/s/David J. Pearlman
		)	David J. Pearlman
/s/ *		)	(Attorney-in-Fact)
Floyd L. Smith	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Allan Brandon	Director	)
)
/s/ *		)
Albert Francke	Director	)
		) By:	*/s/David J. Pearlman
/s/ *		)	David J. Pearlman
Lena G. Goldberg	Director	)	(Attorney-in-Fact)
)
/s/ *		)
Peter G. Johnannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Clare S. Richer	Director	)